The AAL Mutual Funds

Semi-Annual Report

October 31, 2001

Fixed-Income Funds

The AAL High Yield Bond Fund
The AAL Municipal Bond Fund
The AAL Bond Fund
The AAL Money Market Fund

[THE AAL MUTUAL FUNDS LOGO

The AAL Mutual Funds Semi-Annual Report

TABLE OF CONTENTS

President's Letter....................................................................................................2
The Economy and Markets in Review.....................................................................................3
Portfolio Perspectives

Schedule of Investments

Financial Highlights

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DEAR AAL MUTUAL FUND SHAREHOLDER:

We are pleased to provide you with the semi-annual report for The AAL Mutual Funds for the six months ended October 31, 2001. In this report you’ll find detailed information about The AAL Mutual Funds, including performance, expenses, investment policies and risks. Also, each of our portfolio managers discusses his investment strategy and reviews events that affected Fund performance over the past six months. Please take some time to review this report and assess your overall investment goals, including how The AAL Mutual Funds fit into your investment plans.

The tragic events of September 11 and the following stock market volatility may be causing you concern. During times like these it is important to maintain a long-term focus and not be distracted by daily market fluctuations. You may want to review your goals to make sure they have not changed. If not, then there is no reason to change your investment strategy.

If you have questions about your investments or this report, please contact your AAL representative. You can also access your account information anytime at our Web site, www.aalcmc.org, or through our automated telephone line at (800) 553-6319. You also can speak with a Mutual Fund Service Center representative by dialing the above number. Service center representatives are available from 7 a.m. to 8 p.m. Central time, Monday through Thursday, 7 a.m. to 6 p.m. Fridays and 9 a.m. to 1 p.m. on Saturdays.

Thank you for choosing us to help you meet your financial needs.

Sincerely,

/s/Robert G. Same

Robert G. Same
President
The AAL Mutual Funds

THE ECONOMY AND MARKETS IN REVIEW

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Economic Summary

The initial estimate for third quarter 2001 Gross Domestic Product (GDP) predicts an annualized pace of contraction during the period of 0.4%, indicating the domestic economy remains weak. The likely economic contraction in the third quarter followed near flat growth in the second quarter, and a 1.2% annualized pace of expansion in the first quarter of the year. Following the tragic acts of terrorism on September 11, large components of the American economy, including the airline and lodging/leisure sectors, ground to a virtual halt. The American public, transfixed by the unfolding events and news coverage, greatly reduced its consumption patterns. Once the financial markets reopened, valuation levels for both fixed income and equity securities adjusted quickly. However, the effects of these unconscionable acts of terrorism may linger. Consumer confidence has been damaged, and consumer retrenchment is now expected. As a result, demand for goods and services may fall, pushing the economy into a brief recession.

Immediately following the attack on America, the Federal Reserve (the Fed) utilized the discount window and open market transactions to inject unprecedented volumes of liquidity into the financial system. Because of the Fed’s aggressive actions, the banking system and financial markets continue to operate efficiently. Furthermore, the Federal Open Market Committee (FOMC) has continued its easing campaign. Year-to-date, the FOMC has lowered short-term interest rates by 4.00%, leaving the targeted Fed Funds rate at 2.50% as of October 31. In light of the looming U.S. recession, the FOMC will probably remain in easing mode and cut rates again in November and/or December.

Market Summary

Equity markets gapped lower in response to the events of September 11, with most major domestic indexes trading 10-15% lower during the week following the attack. Subsequently, during October, equities were able to recoup a portion of their losses. Nonetheless, stock market performance during the ten months ended October has been difficult. For example, the S&P 500 of large-capitalization stocks declined 18.9% through October 31. Mid-cap stocks, as represented by the S&P Midcap 400 Index have performed slightly better, falling 12.0% this year, while small-cap stocks have performed best, as demonstrated by the S&P SmallCap 600 Index’s year-to-date decline of 7.0%. Most dramatic has been the NASDAQ Composite Index’s decline of 31.4% during the ten months ended October 31, as earnings expectations within the technology sector continue to be revised dramatically downward.

Conversely, fixed-income performance, aided by Federal Reserve easing and the perceived “safe haven” status of U.S. Treasury securities, has been very good year-to-date. As an illustration, the benchmark Lehman Aggregate Bond Index has returned 10.7% through October. As discussed in previous commentaries, the U.S. Treasury yield curve has returned to its normal, positively sloped shape. Furthermore, since early September, the Treasury curve has steepened dramatically, with Treasuries of shorter maturity falling dramatically in yield. Due to this yield curve shift, short- to intermediate-maturity fixed income securities have outperformed all others.

In summary, the current economic and investment outlooks have transitioned from uncertain to decidedly negative in a very short period of time. It is now probable that the domestic economy will slip into recession (defined as two consecutive quarters of negative growth). However, corrective actions are being taken. Accommodative monetary policy continues, and additional fiscal stimuli, including increased governmental spending and tax cuts are being contemplated. Furthermore, the government’s commitment to the ultimate stability and viability of the American financial system should not be underestimated. While it is difficult to predict when the economy or financial markets will turn more positive, it is important to remember that the markets are efficient discounters. As such, they can be expected to respond to an expected recovery long before that recovery materializes. Shareholders that have developed a sound investment strategy, continue to think long-term, and hold an appropriately allocated, well-diversified portfolio, will be in a position to benefit.

/s/James Abitz

James Abitz
Chief Investment Officer
Aid Association for Lutherans
AAL Capital Management Corporation

The AAL Mutual Funds Semi-Annual Report . . . . . . . . .Portfolio Perspective

THE AAL HIGH YIELD BOND FUND

         A Share Ticker . . . AAHYX  . . .  B Share Ticker . . . BBHYX . . .  A Share Assets . . .$114,931,604 . . .  B Share Assets .
 . . $9,337,138  . . . I Share Assets . . $2,464,003. . . .  A Share NAV . . . $6.28 . . . B Share NAV . . .$6.28  . . .  I Share NAV
 . . .$6.28  . . . Number of Securities in Portfolio. . . 173

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The six-month period ended October 31, 2001, was a volatile period for the high-yield market. Market results were heavily influenced by sharp decline following the attacks on September 11. High-yield bonds underperformed the investment-grade sectors, but significantly outperformed equities. The Merrill Lynch High Yield Bond Master Index declined by 1.4%, compared to a positive 7.9% return for the Lehman Aggregate Bond Index and negative 14.6% return for the S&P 500 Index. A slowing economy and negative corporate earnings reports overshadowed the Federal Reserve’s (the Fed) attempt to stimulate the economy with aggressive monetary easing. The telecom sector continued to underperform, while more stable industries such as healthcare and utilities posted the strongest returns. Transportation and gaming related issues were hurt by significant underperformance in September, as these industries were disproportionately affected by the terrorist attacks. Cash flows into high-yield mutual funds were modestly positive as strong inflows in the month of May were offset by significant outflows in September.

For the six months ended October 31, 2001, The AAL High Yield Bond Fund posted a total return of negative 2.9%, versus negative 1.4% for the Merrill Lynch High Yield Bond Master Index. The Fund’s higher average credit quality and underweight of B-rated issues was a positive for returns as single Bs significantly underperformed BB-rated issues, although an overweight exposure to the telecom sector detracted from results as this was the market’s worst performing sector. The Fund was also positioned to benefit from a slowing in the U.S. economy. An underweight to the consumer cyclical sector was negative for performance, as robust consumer spending during the summer offset a sharp reduction in September. Total security selection in the Fund added to returns and was driven by the telecom sector. Although an overweight to the telecom sector was negative, the Fund’s telecom securities significantly outperformed those in the broader market.

In the wake of the terrorist attacks on September 11, the high-yield market experienced its second worst monthly performance on record. The Fund’s conservative positioning, combined with an emphasis on issuer and industry diversification, limited the negative impact on performance. Despite an increase in the high-yield market’s trailing twelve month default rate to over 10% of principal outstanding, the Fund experienced only one default during the period with the issuer ICG Holdings, Inc., which totaled 1.2% on a par weighted basis. (Please see the schedule of investments for more information about the Fund’s holdings.)

The Fund’s overall strategy will remain conservative in the near-term as much of the negative earnings impact from the September 11 attack has yet to be fully absorbed by the market. The Fund will continue to emphasize higher quality with modest exposure to BBB-rated securities and senior secured bank debt. Despite the recent underperformance of the gaming sector, primarily in Las Vegas, we will continue to emphasize this sector and focus on strong multi-property operators. We will maintain our telecom holdings, as many of these issues have been over-sold during the recent flight to quality. Over the next few months, we will look to selectively add cyclical exposure to the Fund in anticipation of a strong recovery in economic activity. We will, however, remain underweight in industries with direct exposure to the consumer such as retail and restaurants, as these industries are likely to continue to underperform. We will also begin to shift exposure from BBB-rated issues to select B-rated securities as the recent poor performance in the lower-quality tier has created attractive relative value opportunities.

/s/Benjamin Trosky

Benjamin Trosky
Portfolio Manager

High-yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.
Quoted Fund performance is for Class A shares and does not reflect a sales charge.

Value of a $10,000 Investment In Class A Shares - Including 4% Sales Charge

Date      AAL High Yield Bond Fund  Merrill Lynch Cash Pay Index*

8-Jan-97           9,596.93           10,000.00
31-Jan-97          9,640.14           10,108.00
28-Feb-97          9,867.39           10,249.82
31-Mar-97          9,599.77           10,135.94
30-Apr-97          9,741.77           10,251.29
30-May-97         10,050.83           10,457.85
30-Jun-97         10,178.95           10,617.12
31-Jul-97         10,447.56           10,871.93
29-Aug-97         10,449.76           10,852.91
30-Sep-97         10,695.36           11,032.63
31-Oct-97         10,680.75           11,105.89
28-Nov-97         10,774.78           11,211.06
31-Dec-97         10,867.33           11,317.45
30-Jan-98         11,039.47           11,485.97
27-Feb-98         11,120.07           11,533.41
31-Mar-98         11,196.82           11,632.83
30-Apr-98         11,214.47           11,688.08
29-May-98         11,215.90           11,769.43
30-Jun-98         11,224.82           11,827.69
31-Jul-98         11,241.75           11,895.11
31-Aug-98         10,402.33           11,381.83
30-Sep-98         10,353.59           11,404.60
30-Oct-98         10,119.87           11,217.33
30-Nov-98         10,654.41           11,728.17
31-Dec-98         10,622.79           11,732.04
29-Jan-99         10,727.54           11,848.07
26-Feb-99         10,571.09           11,757.67
31-Mar-99         10,609.53           11,859.02
30-Apr-99         10,770.76           12,044.50
28-May-99         10,585.25           11,960.91
30-Jun-99         10,562.86           11,938.42
30-Jul-99         10,551.92           11,955.97
31-Aug-99         10,397.78           11,834.62
30-Sep-99         10,200.31           11,789.17
29-Oct-99          9,958.67           11,720.21
30-Nov-99         10,086.73           11,854.29
31-Dec-99         10,224.47           11,916.52
31-Jan-00         10,161.44           11,857.42
29-Feb-00         10,185.81           11,867.61
31-Mar-00         10,012.38           11,701.70
28-Apr-00         10,011.74           11,705.80
31-May-00          9,838.99           11,576.92
30-Jun-00         10,026.16           11,775.12
31-Jul-00          9,943.98           11,860.01
31-Aug-00         10,056.95           12,004.82
29-Sep-00          9,882.51           11,934.72
31-Oct-00          9,688.63           11,584.55
30-Nov-00          9,408.41           11,221.61
29-Dec-00          9,770.49           11,465.00
31-Jan-01         10,228.61           12,148.66
28-Feb-01         10,265.35           12,340.49
30-Mar-01         10,060.93           12,177.23
30-Apr-01          9,930.99           12,044.25
31-May-01          9,989.33           12,275.98
29-Jun-01          9,673.02           12,022.85
31-Jul-01          9,834.02           12,209.69
31-Aug-01          9,876.35           12,328.00
28-Sep-01          9,353.40           11,537.16
31-Oct-01          9,638.47           11,876.93

*An unmanaged index comprised of approximately 1,200 "cash-pay" high-yield bonds representative of the high-yield market as a whole.
It is not possible to invest directly in the Index.

                         Average Annual Total Returns/1/
                                October 31, 2001
                                                          From            Inception
                                         1-Year         Inception           Date
-----------------------------------------------------------------------------------------
Class A (without sales charge)           (0.52)%          0.09%              1/8/97
Class A/2/ (with sales charge)           (4.54)%         (0.76)%             1/8/97

Class B (without CDSC)                   (1.25)%         (0.62)%             1/8/97
Class B/2/ (with CDSC)                   (5.20)%         (0.83)%             1/8/97

Class I/3/                               (0.06)%         (2.78)%           12/29/97

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower.

/2/ Class A performance has been restated to reflect the maximum sales charge of 4%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/ Class I shares have no sales load and are for institutional shareholders only.

THE AAL MUNICIPAL BOND FUND

        A Share Ticker . . .  AAMBX . . .  A Share Assets . . .$568,195,927  . . .  B Share Assets  . . . $10,184,616  . . .  I Share
Assets  . . . $4,242,975  . . .  A Share NAV . . .  $11.43 . . .  B Share NAV . . .$11.42   . . .  I Share NAV . . . $11.42 . . .
Number of Securities in Portfolio . . . 302

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This was a good period to be in bonds. As the economy slowed, and ultimately contracted, investment-grade bond yields declined precipitously. Both short-term yields and long-term yields fell as the Federal Reserve aggressively eased monetary policy in an attempt to boost economic growth. The municipal market lagged the sharp decline in yields of the U.S. Treasury market, but nonetheless provided above average returns to investors. The AAL Municipal Bond Fund was well positioned for this favorable market environment. For the six months ended October 31, 2001, the Fund had a total return of 6.9%, outperforming the Lehman Municipal Bond Index, which had a total return of 5.9%

Several factors helped our performance. First, the average maturity of the Fund was approximately 10% longer than that of the Lehman Municipal Bond Index. As bond prices rose, the maturity advantage of the Fund provided greater price appreciation than the Index. The additional exposure to interest volatility can hurt performance when yields are rising, but as rates declined it was helpful this period. The average maturity of the Fund will be closely monitored going forward. We may, in fact, lower our interest rate posture below that of the Index in the future to minimize price volatility should rates start to rise.

Next, the effective average maturity of the Fund was about 11 years over this period. This means that, on average, the bonds in the Fund are priced to a date between 10- to 12-years along the yield curve. For comparison, the average maturity of the Lehman Municipal Bond Index lies in the seven- to eight-year segment of the curve. As the Federal Reserve lowered the Federal Funds rate, yields on shorter maturity bonds fell more than longer maturity issues, steepening the yield curve as rates fell. The Fund was better positioned than the Index for the changing structure of rates. Even though short yields declined more than long yields, greater price appreciation was realized beyond the 10-year maturity of the curve.

Finally, the outperformance of higher yielding sectors of the municipal market, particularly healthcare, provided the greatest relative performance advantage for the Fund. For much of 1999 and 2000, credit quality was stressed on healthcare issues. For almost two years, credit concerns among investors forced yields higher relative to other sectors, leading to poor relative performance of the sector. However, in 2001, many of these same credits have stabilized or improved and yields have come back down to more normal historic levels relative to the market. The Fund began to overweight the healthcare sector in 2000 and suffered through some of the poor performance of this sector last year. Yet, enduring that difficult period led to great rewards in this one. Like all strategic decisions within the Fund, our relative healthcare exposure will be closely monitored. Yet, in this lower interest rate environment, the yield advantage this sector provides should continue to justify an overweight position.

The municipal market has performed nicely during this recent rally in bonds. Fortunately, in spite of the lower rates today, municipal yields remain high relative to taxable alternatives. Our own dividend yield remains above 4.5%, and at the end of October, tax-exempt yields were near their cheapest levels relative to Treasuries in nearly three years. The economy appears to be mired in recession-like conditions with unemployment rising, and inflation generally declining. This period of sluggish economic activity, low and declining inflation, combined with uncertainty surrounding war and terrorist activity, continues to provide a favorable backdrop for the municipal market. Given our attractive yields relative to the taxable market, there are few concerns over a lack of demand for municipal bonds. In fact, for much of 2001 new money has been flowing into the municipal market. Fortunately, there should also be an ample level of new supply to meet this demand. The infrastructure needs of the country remain enormous. The low level of interest rates and the increased focus on security at many municipalities should, in fact, move forward some long-delayed projects that will undoubtedly be financed through the tax-exempt market.

/s/Duane McAllister

Duane McAllister
Portfolio Manager

Quoted Fund performance is for Class Ashares and does not reflect a sales charge.

Value of a $10,000 Investment In Class A Shares - Including 4% Sales Charge

Date        AAL Municipal Bond Fund  Lehman Municipal Bond Index*
31-Oct-91         9,600.74                  10,000.00
29-Nov-91         9,563.60                  10,028.00
31-Dec-91         9,799.80                  10,243.60
31-Jan-92         9,771.67                  10,267.16
28-Feb-92         9,715.40                  10,270.24
31-Mar-92         9,805.66                  10,274.35
30-Apr-92         9,853.22                  10,365.79
29-May-92         9,929.30                  10,488.11
30-Jun-92        10,171.34                  10,664.31
31-Jul-92        10,508.78                  10,984.24
31-Aug-92        10,296.67                  10,876.59
30-Sep-92        10,408.48                  10,947.29
30-Oct-92        10,222.79                  10,840.01
30-Nov-92        10,408.48                  11,034.04
31-Dec-92        10,616.32                  11,146.59
29-Jan-93        10,685.64                  11,275.89
26-Feb-93        10,962.93                  11,684.08
31-Mar-93        10,983.42                  11,560.23
30-Apr-93        11,023.54                  11,676.99
28-May-93        11,023.54                  11,742.38
30-Jun-93        11,283.13                  11,938.47
30-Jul-93        11,252.67                  11,953.99
31-Aug-93        11,415.16                  12,202.64
30-Sep-93        11,655.42                  12,341.75
29-Oct-93        11,665.70                  12,365.20
30-Nov-93        11,490.97                  12,256.38
31-Dec-93        11,813.84                  12,514.99
31-Jan-94        11,897.19                  12,657.66
28-Feb-94        11,563.81                  12,329.83
31-Mar-94        11,191.70                  11,828.01
29-Apr-94        11,138.96                  11,928.54
31-May-94        11,160.06                  12,032.32
30-Jun-94        11,214.61                  11,958.92
29-Jul-94        11,364.14                  12,177.77
31-Aug-94        11,353.46                  12,220.40
30-Sep-94        11,257.60                  12,040.76
31-Oct-94        11,030.50                  11,826.43
30-Nov-94        10,770.96                  11,612.37
30-Dec-94        11,142.22                  11,867.84
31-Jan-95        11,362.42                  12,207.26
28-Feb-95        11,692.72                  12,562.50
31-Mar-95        11,894.76                  12,706.96
28-Apr-95        11,917.06                  12,722.21
31-May-95        12,206.90                  13,128.05
30-Jun-95        12,209.45                  13,013.84
31-Jul-95        12,279.08                  13,137.47
31-Aug-95        12,394.69                  13,304.31
29-Sep-95        12,464.34                  13,388.13
31-Oct-95        12,697.86                  13,582.26
30-Nov-95        12,988.48                  13,807.73
29-Dec-95        13,174.59                  13,940.28
31-Jan-96        13,229.93                  14,046.23
29-Feb-96        13,163.47                  13,950.71
29-Mar-96        12,964.99                  13,772.14
30-Apr-96        12,889.39                  13,733.58
31-May-96        12,904.74                  13,728.09
28-Jun-96        13,034.56                  13,877.72
31-Jul-96        13,159.88                  14,004.01
30-Aug-96        13,126.88                  14,001.21
30-Sep-96        13,384.19                  14,197.23
31-Oct-96        13,544.47                  14,357.65
29-Nov-96        13,862.63                  14,620.40
31-Dec-96        13,752.74                  14,558.99
31-Jan-97        13,732.45                  14,586.66
28-Feb-97        13,873.87                  14,720.85
31-Mar-97        13,628.81                  14,522.12
30-Apr-97        13,745.57                  14,644.11
30-May-97        13,974.12                  14,863.77
30-Jun-97        14,145.27                  15,022.81
31-Jul-97        14,668.91                  15,438.94
29-Aug-97        14,427.41                  15,293.82
30-Sep-97        14,666.70                  15,475.81
31-Oct-97        14,760.07                  15,574.86
28-Nov-97        14,862.98                  15,666.75
31-Dec-97        15,174.41                  15,895.49
30-Jan-98        15,346.90                  16,059.21
27-Feb-98        15,311.69                  16,064.03
31-Mar-98        15,290.75                  16,078.48
30-Apr-98        15,188.80                  16,006.13
29-May-98        15,496.21                  16,259.03
30-Jun-98        15,558.06                  16,322.44
31-Jul-98        15,562.48                  16,363.24
31-Aug-98        15,850.45                  16,616.87
30-Sep-98        16,098.65                  16,824.59
30-Oct-98        15,993.08                  16,824.59
30-Nov-98        16,054.51                  16,883.47
31-Dec-98        16,082.18                  16,925.68
29-Jan-99        16,290.05                  17,127.10
26-Feb-99        16,153.54                  17,051.74
31-Mar-99        16,189.14                  17,075.61
30-Apr-99        16,221.26                  17,118.30
28-May-99        16,077.83                  17,019.01
30-Jun-99        15,790.38                  16,773.94
30-Jul-99        15,792.48                  16,834.32
31-Aug-99        15,512.70                  16,699.65
30-Sep-99        15,474.24                  16,706.33
29-Oct-99        15,174.21                  16,525.90
30-Nov-99        15,376.17                  16,701.08
31-Dec-99        15,175.51                  16,575.82
31-Jan-00        15,050.00                  16,504.54
29-Feb-00        15,274.44                  16,695.99
31-Mar-00        15,696.35                  17,061.64
28-Apr-00        15,553.16                  16,960.97
31-May-00        15,417.89                  16,872.78
30-Jun-00        15,872.91                  17,319.57
31-Jul-00        16,090.68                  17,560.66
31-Aug-00        16,355.04                  17,831.27
29-Sep-00        16,271.15                  17,738.72
31-Oct-00        16,463.68                  17,932.25
30-Nov-00        16,610.62                  18,067.82
29-Dec-00        16,998.36                  18,514.27
31-Jan-01        17,133.76                  18,697.75
28-Feb-01        17,189.18                  18,757.02
30-Mar-01        17,351.11                  18,925.09
30-Apr-01        17,160.80                  18,720.13
31-May-01        17,357.59                  18,921.56
29-Jun-01        17,506.18                  19,047.95
31-Jul-01        17,801.50                  19,330.43
31-Aug-01        18,175.40                  19,648.80
28-Sep-01        18,099.93                  19,582.98
31-Oct-01        18,336.71                  19,816.02

*An unmanaged broad-based index that provides a performance indicator of the overall municipal bond market.  It is not possible to invest directly in the Index.

Income from this Fund may be subject to the Alternative Minimum Tax.

                         Average Annual Total Returns/1/
                                October 31, 2001

                                                                              From         Inception
                                   1-Year         5-Year        10-Year     Inception        Date
------------------------------------------------------------------------------------------------------------
Class A (without sales charge)     11.38%          6.25%         6.68%        6.76%          7/16/87
Class A/2/ (with sales charge)      6.91%          5.38%         6.25%        6.45%          7/16/87

Class B (without CDSC)             10.33%            NA            NA         5.39%           1/8/97
Class B/2/ (with CDSC)              6.33%            NA            NA         5.22%           1/8/97

Class I/3/                         11.61%            NA            NA         5.33%         12/29/97

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower.

/2/ Class A performance has been restated to reflect the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/ Class I shares have no sales load and are for institutional shareholders only.

THE AAL BOND FUND

                  A Share Ticker. . . AAINX  . . . I Share Ticker. . . IIINX . . . A Share Assets. . . $421,061,141. . . B Share
   Assets. . .$6,141,537 . . . I Share Assets. . $23,494,995.. . . A Share NAV. . $10.24.. . .B Share NAV. . $10.25. . . . I Share
   NAV. .$10.24 .  . .Number of Securities in Portfolio. . .79

[PHOTO OMITTED HERE]

Once again, the past six months have been an excellent time to be invested in The AAL Bond Fund. Since April of this year, the Federal Reserve (Fed) has continued its aggressive lowering of the Federal Funds rate. With the most recent easing on October 2, 2001, the Fed Funds rate is now at 2.50%, a level not seen since the John F. Kennedy Administration 40 years ago. This dramatic reduction in interest rates, which now totals 4.00% this year, continues to improve the value of the securities in the Fund.

Over the last six months the Fund produced a total return of 7.5%, while the Lehman Aggregate Bond Index returned 7.9%. Over the last six months, the Fund’s positioning in the three- to eight-year part of the yield curve added significant value to the Fund. In addition, many of the individual corporate bond holdings in the Fund did quite well, further enhancing returns. Toward the end of October, the Fund increased its holdings in longer-dated securities to take advantage of the U.S. Treasury Department’s decision to suspend the sale of 30-year U.S. Treasury securities.

We continue to believe that a well-diversified Fund is the best way to provide consistent results over a long period of time. The Fund invests in various sectors of the market, including mortgage- and asset-backed securities, corporate bonds, U.S.Treasury and agency securities. Our strategy is to position the Fund in those sectors that are expected to perform well.

The combination of lower interest rates and the decline in the U.S. stock markets provided the conditions for a great year to be invested in bonds. Going forward we expect bonds to continue to provide solid returns although not at the level of the past year. The rapid decline in short-term interest rates by the Fed should provide a good foundation for the economy going forward. As I discussed six months ago, inflation has not become a problem as many expected. Inflation is well contained and if it remains so, as we expect, bonds may continue to do well. The yield on 10-year U.S. Treasury Notes is now at levels not seen since 1964.

While interest rates are extremely low, the spread over Treasuries that is available on corporate bond investments is extremely wide. While there is still a chance that the Fed will further reduce rates, we believe we are near the end of the rate reduction cycle. That does not mean, however, that we believe that the Fed is likely to raise rates anytime soon. The economy is still on shaky ground. The Fed will want to see sustained improvement in the economy before it becomes concerned about inflationary growth. If this scenario plays out as we expect, the spread over treasuries on corporate bonds and other sectors may narrow, causing the value of those securities to increase relative to Treasuries. The Fund has gradually added to its corporate bond holdings and is well positioned to benefit from the spread tightening that we expect.

/s/Alan D. Onstad

Alan D. Onstad
Portfolio Manager

Quoted Fund performance is for Class Ashares and does not reflect a sales charge.

Value of a $10,000 Investment In Class A Shares - Including 4% Sales Charge

Date        AAL Bond Fund    Lehman Aggregate Bond Index*
31-Oct-91      9,600.76                10,000.00
30-Nov-91      9,674.33                10,092.00
31-Dec-91      9,975.13                10,391.73
31-Jan-92      9,800.78                10,250.40
28-Feb-92      9,854.68                10,317.10
31-Mar-92      9,806.14                10,258.97
30-Apr-92      9,871.62                10,333.00
29-May-92     10,043.37                10,527.99
30-Jun-92     10,221.81                10,672.85
31-Jul-92     10,457.66                10,890.69
31-Aug-92     10,554.32                11,000.93
30-Sep-92     10,700.93                11,131.44
30-Oct-92     10,531.99                10,983.77
30-Nov-92     10,477.47                10,986.28
31-Dec-92     10,643.57                11,160.99
29-Jan-93     10,850.43                11,375.03
28-Feb-93     11,040.80                11,574.00
31-Mar-93     11,090.31                11,622.42
30-Apr-93     11,176.08                11,703.25
28-May-93     11,152.40                11,718.09
30-Jun-93     11,360.49                11,930.43
30-Jul-93     11,395.08                11,997.89
31-Aug-93     11,612.35                12,208.32
30-Sep-93     11,643.88                12,241.84
29-Oct-93     11,682.15                12,287.53
30-Nov-93     11,520.13                12,183.06
31-Dec-93     11,580.09                12,249.09
31-Jan-94     11,733.36                12,414.48
28-Feb-94     11,470.40                12,198.79
31-Mar-94     11,184.45                11,898.00
29-Apr-94     11,064.95                11,803.00
31-May-94     11,049.24                11,801.37
30-Jun-94     11,032.27                11,775.26
29-Jul-94     11,198.77                12,009.21
31-Aug-94     11,222.38                12,024.04
30-Sep-94     11,067.99                11,847.08
31-Oct-94     11,041.57                11,836.47
30-Nov-94     10,981.98                11,810.23
30-Dec-94     11,030.58                11,891.89
31-Jan-95     11,211.73                12,127.24
28-Feb-95     11,438.47                12,415.54
31-Mar-95     11,523.69                12,491.66
28-Apr-95     11,665.80                12,666.22
31-May-95     12,034.64                13,156.36
30-Jun-95     12,107.65                13,252.79
31-Jul-95     12,056.72                13,223.22
31-Aug-95     12,188.89                13,382.69
29-Sep-95     12,296.65                13,513.04
31-Oct-95     12,446.82                13,688.71
30-Nov-95     12,632.67                13,893.76
29-Dec-95     12,802.20                14,088.83
31-Jan-96     12,867.19                14,182.24
29-Feb-96     12,584.39                13,935.75
29-Mar-96     12,475.24                13,838.90
30-Apr-96     12,386.59                13,761.13
31-May-96     12,345.59                13,733.19
28-Jun-96     12,482.47                13,917.63
31-Jul-96     12,525.92                13,955.76
30-Aug-96     12,511.41                13,932.46
30-Sep-96     12,710.00                14,175.02
31-Oct-96     12,986.82                14,489.14
29-Nov-96     13,210.22                14,737.34
31-Dec-96     13,091.27                14,600.28
31-Jan-97     13,144.08                14,644.96
28-Feb-97     13,169.53                14,681.28
31-Mar-97     13,047.07                14,518.61
30-Apr-97     13,182.95                14,736.10
30-May-97     13,289.39                14,875.35
30-Jun-97     13,455.60                15,051.92
31-Jul-97     13,800.72                15,457.57
29-Aug-97     13,698.33                15,325.87
30-Sep-97     13,894.67                15,551.93
31-Oct-97     14,089.98                15,777.59
28-Nov-97     14,123.89                15,850.17
31-Dec-97     14,266.88                16,009.62
30-Jan-98     14,431.60                16,215.18
27-Feb-98     14,380.94                16,203.02
31-Mar-98     14,432.89                16,258.76
30-Apr-98     14,482.71                16,343.63
29-May-98     14,615.32                16,498.57
30-Jun-98     14,728.72                16,638.48
31-Jul-98     14,735.67                16,673.75
31-Aug-98     14,991.64                16,945.20
30-Sep-98     15,321.32                17,341.88
30-Oct-98     15,192.90                17,250.32
30-Nov-98     15,123.19                17,347.96
31-Dec-98     15,212.59                17,400.17
29-Jan-99     15,288.50                17,524.41
26-Feb-99     15,006.37                17,218.43
31-Mar-99     15,109.75                17,314.00
30-Apr-99     15,150.08                17,368.88
28-May-99     14,986.65                17,216.73
30-Jun-99     14,926.24                17,161.81
30-Jul-99     14,840.74                17,088.87
31-Aug-99     14,823.26                17,080.16
30-Sep-99     14,974.05                17,278.29
29-Oct-99     14,997.36                17,342.04
30-Nov-99     15,021.36                17,340.83
31-Dec-99     14,961.64                17,257.25
31-Jan-00     14,911.43                17,200.82
29-Feb-00     15,054.78                17,408.77
31-Mar-00     15,215.53                17,638.05
28-Apr-00     15,128.67                17,587.78
31-May-00     15,101.44                17,579.69
30-Jun-00     15,411.73                17,945.35
31-Jul-00     15,527.79                18,108.29
31-Aug-00     15,760.62                18,370.86
29-Sep-00     15,859.30                18,486.41
31-Oct-00     15,898.48                18,608.61
30-Nov-00     16,220.47                18,913.04
29-Dec-00     16,571.52                19,263.88
31-Jan-01     16,781.93                19,578.85
28-Feb-01     16,936.84                19,749.38
30-Mar-01     17,038.22                19,848.52
30-Apr-01     16,955.77                19,766.15
31-May-01     17,041.28                19,885.54
29-Jun-01     17,070.50                19,960.50
31-Jul-01     17,489.84                20,406.82
31-Aug-01     17,698.06                20,640.68
28-Sep-01     17,916.96                20,881.15
31-Oct-01     18,235.63                21,318.19

*An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S. Treasury and Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage backed securities.  It is not possible to invest directly in the Index.

                         Average Annual Total Returns/1/
                                October 31, 2001
                                                                                From         Inception
                                     1-Year       5-Year        10-Year       Inception        Date
---------------------------------------------------------------------------------------------------------------
Class A (without sales charge)       14.70%        7.02%         6.63%          7.30%           7/16/87
Class A/2/ (with sales charge)       10.06%        6.15%         6.19%          7.00%           7/16/87

Class B (without CDSC)               13.65%          NA            NA           6.24%            1/8/97
Class B/2/ (with CDSC)                9.65%          NA            NA           6.08%            1/8/97

Class I/3/                           15.03%          NA            NA           7.02%          12/29/97

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower.

/2/ Class A performance has been restated to reflect the maximum sales charge of 4%. Prior to 1/1/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/ Class I shares have no sales load and are for institutional shareholders only.

THE AAL MONEY MARKET FUND

      A Share Ticker . . .  AMMXX  . . . I Share Ticker . . .  AALXX  . . .  A Share Assets  . . .$440,295,587 . . . B Share Assets
 . . . $3,649,140  . . . I Share Assets . . .  $32,961,490. . . A Share NAV . . $1.00. . . . B Share NAV . . .  $1.00. . . I Share NAV
 . . .  $1.00. . . Number of Securities in Portfolio. . . 93

[PHOTO OMITTED HERE]

During the six months ended October 31, 2001, The AAL Money Market Fund accomplished its objective of providing investors with a low risk investment alternative. As of April 30, 2001, the Fund generated a seven-day yield of 4.00% and ended the period with a yield of 2.17%. This decline in yield closely tracked that of its benchmark, the Salomon Brothers Short-Term Index®, and the Federal Funds rate. The six-month total return of the Fund after expenses was 1.62%.

Money market yields are highly influenced by changes in the Federal Funds rate. The Federal Funds rate is the overnight market rate that banks lend deposits they hold with Federal Reserve Banks, in excess of their required holdings, to other banks. It is a closely watched interest rate and is set by the Federal Reserve Open Market Committee (FOMC). The FOMC changes this rate in order to promote economic growth or control the rate of price inflation in the U.S.

Over the past six months, expectations of economic weakness coupled with minimal inflationary pressures prompted the Federal Reserve to aggressively reduce the Federal Funds rate. The Federal Reserve reduced the Federal Funds rate to 4.50% on April 18, and subsequently reduced the Federal Funds rate five times to 2.50% by October 2. As the FOMC reduced the Federal Funds rate, the Fund’s yield also declined.

The strategy of the Fund continues to be focused on offering investors a low risk investment alternative. The two primary influences on the performance of a money market fund are the specific securities the fund invests in and its weighted average maturity (WAM). The Fund invests primarily in the commercial paper of corporations rated in the highest short-term rating category by two or more nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. This is done to minimize the risk that any of the Fund’s investments will default. The Fund controls its maturity risk by maintaining its WAM close to that of the average money market fund in the Salomon Brothers Short-Term Index®.

/s/Alan D. Onstad

Alan D. Onstad
Portfolio Manager

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                            THE AAL MONEY MARKET FUND
                                October 31, 2001

                    7-Day Yield+           7-Day Effective Yield+
                   ----------------------------------------------
A Shares               2.17%                     2.20%
B Shares               1.01%                     1.02%
I Shares               2.37%                     2.40%

   +Yield quotations more closely reflect the current earnings of the Fund than the total return.

                         Average Annual Total Returns/1/
                                October 31, 2001

                                                                                 From        Inception
                                     1-Year      5-Year          10-Year       Inception       Date
-----------------------------------------------------------------------------------------------------------------
Class A                              4.27%         4.94%          4.24%         5.08%           3/10/88

Class B (without CDSC)               3.22%           NA             NA          3.93%            1/8/97

Class B/2/ (with CDSC)              (0.78)%          NA             NA          3.75%            1/8/97

Class I/3/                           4.54%           NA             NA          5.16%          12/29/97

/1/ Past performance is not an indication of future results. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns and yields would have been lower.

/2/ Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year.

/3/ Class I shares have no sales load and are for institutional shareholders only.

=======================================================================================================================================

                      THE AAL HIGH YIELD BOND FUND
             SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Fund seeks high current income and  secondarily  capital growth by investing primarily in a  diversified  portfolio of high risk,  high yield bonds  commonly referred to as "junk  bonds." The Fund  actively  seeks to achieve the secondary objective  of capital  growth to the extent it is  consistent  with the  primary objective of high current income.

   Principal  Interest
     Amount   Long-Term Fixed Income Investments (91.9%)                     Rate             Maturity Date      Market Value

Basic Materials (5.8%)
     $300,000    Airgas, Inc.                                                9.125%              10/1/2011           $315,000
      500,000    Avecia Group plc                                           11.000                7/1/2009            475,000
      700,000    Century Aluminum Company/2/                                11.750               4/15/2008            686,875
      230,000    Equistar Chemicals LP/2/                                   10.125                9/1/2008            212,750
      750,000    Hercules, Inc./2/                                          11.125              11/15/2007            697,500
      400,000    Huntsman Corporation/2/                                     9.500                7/1/2007             24,000
      750,000    Huntsman ICI Chemicals LLC                                 10.125                7/1/2009            611,250
      700,000    Huntsman Polymers Corporation                              11.750               12/1/2004             28,000
      600,000    ISP Chemco, Inc./2/                                        10.250                7/1/2011            600,000
      250,000    ISP Holdings, Inc.                                          9.000              10/15/2003            247,500
    1,350,000    Lyondell Chemical Company                                   9.625                5/1/2007          1,296,000
      850,000    MacDermid, Inc.                                             9.125               7/15/2011            837,250
      800,000    Millennium America, Inc.                                    9.250               6/15/2008            748,000
      600,000    Quebecor Media, Inc.                                       11.125               7/15/2011            627,000
                                                Total Basic Materials                                               7,406,125
---------------------------------------------------------------------------------------------------------------------------------------

Capital Goods (7.6%)
    2,900,000    Allied Waste North America, Inc.                            7.625                1/1/2006          2,907,250
    1,650,000    Building Materials Corporation of America                   7.750               7/15/2005          1,303,500
    1,025,000    Consolidated Container Company LLC                         10.125               7/15/2009            953,250
    1,000,000    L-3 Communications Corporation                             10.375                5/1/2007          1,067,500
    1,000,000    Pioneer Natural Resources                                   8.250               8/15/2007          1,050,706
    1,000,000    Silgan Holdings, Inc.                                       9.000                6/1/2009          1,010,000
      300,000    Stone Container Corporation                                 9.750                2/1/2011            315,750
      268,093    Stone Container Corporation Term Loan G8                    5.875               3/31/2006            265,010
      268,574    Stone Container Corporation Term Loan G8                    5.875               3/31/2006            265,485
      231,875    Stone Container Corporation Term Loan H8                    5.875               3/31/2006            229,208
      231,459    Stone Container Corporation Term Loan H8                    5.875               3/31/2006            228,797
                                                Total Capital Goods                                                 9,596,456
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------

Communications (30.1%)
    1,000,000    Adelphia Business Solutions, Inc.                          12.250                9/1/2004            250,000
      425,000    Adelphia Communications Corporation                        10.875               10/1/2010            408,000
      150,000    Adelphia Communications Corporation                        10.250               11/1/2006            144,000
      900,000    American Cellular Corporation                               9.500              10/15/2009            904,500
      750,000    American Media Operation, Inc.                             10.250                5/1/2009            735,000
      750,000    American Tower Corporation                                  5.000               2/15/2010            517,500
    1,500,000    British Sky Broadcasting Group PLC                          7.300              10/15/2006          1,527,005
    1,000,000    CanWest Media, Inc.                                        10.625               5/15/2011          1,050,000
    1,500,000    Century Communications Corporation                          8.750               10/1/2007          1,365,000
      200,000    Chancellor Media Corporation                                8.000               11/1/2008            211,250
    1,400,000    Charter Communications Holdings LLC                        10.000                4/1/2009          1,428,000
      350,000    Charter Communications Holdings LLC                         8.625                4/1/2009            334,250
      650,000    Charter Communications Holdings LLC                         8.250                4/1/2007            620,750
      600,000    Citizens Communications Company/2/                          7.625               8/15/2008            620,429
    1,500,000    Comcast Cable Communications, Inc.                          6.200              11/15/2008          1,509,000
      500,000    Crown Castle International Corporation                      0.000              11/15/2007            400,000
    1,400,000    CSC Holdings, Inc.                                          8.125               7/15/2009          1,471,887
    1,250,000    CSC Holdings, Inc.                                          7.625                4/1/2011          1,263,776
      750,000    Diamond Cable Communications plc                           11.750              12/15/2005            363,750
    1,200,000    EchoStar Broadband Corporation                             10.375               10/1/2007          1,254,000
    1,250,000    EchoStar DBS Corporation                                    9.250                2/1/2006          1,262,500
      600,000    Flag, Ltd.                                                  8.250               1/30/2008            384,000
    1,200,000    Fox Sports Networks LLC                                     8.875               8/15/2007          1,255,500
      390,000    France Telecom SA/2/                                        8.500                3/1/2031            443,503
      110,000    France Telecom SA/2/                                        7.750                3/1/2011            119,910
      800,000    Garden State Newspapers, Inc.                               8.625                7/1/2011            716,000
      950,000    Hollinger International Publishing                          9.250               3/15/2007            888,250
    1,350,000    ICG Holdings, Inc./5, 7/                                   12.500                5/1/2006            108,000
      700,000    Koninklijke (Royal) KPN NV                                  8.000               10/1/2010            594,237
    1,000,000    KPNQwest NV                                                 8.125                6/1/2009            630,000
    1,500,000    Level 3 Communications, Inc.                                9.125                5/1/2008            675,000
      850,000    LIN Television Corporation                                  8.375                3/1/2008            769,250
      250,000    LIN Television Corporation/2/                               8.000               1/15/2008            247,500
      300,000    MasTec, Inc.                                                7.750                2/1/2008            213,000
    3,000,000    McLeodUSA, Inc./7/                                          0.000                3/1/2007            600,000
    1,000,000    Mediacom Broadband LLC/2/                                  11.000               7/15/2013          1,060,000
      650,000    Metromedia Fiber Network, Inc.                             10.000              11/15/2008            143,000
      850,000    Nextel Communications, Inc.                                 9.375              11/15/2009            597,125
      900,000    Nextel Partners, Inc.                                      11.000               3/15/2010            670,500
      705,000    NTL, Inc.                                                   0.000                4/1/2008            267,900
      900,000    Price Communications Wireless, Inc.                         9.125              12/15/2006            945,000
      750,000    PRIMEDIA, Inc.                                              8.875               5/15/2011            607,500
      500,000    PRIMEDIA, Inc.                                              7.625                4/1/2008            395,000
      400,000    Renaissance Media Group LLC                                 0.000               4/15/2008            316,500
    1,850,000    Rogers Cantel, Inc.                                         9.375                6/1/2008          1,845,375
      500,000    Rogers Communications, Inc.                                 8.875               7/15/2007            500,000
      750,000    Rural Cellular Corporation                                  9.625               5/15/2008            757,500
      250,000    Sinclair Broadcast Group, Inc.                              9.000               7/15/2007            246,875
      380,000    TeleCorp PCS, Inc.                                         10.625               7/15/2010            440,800
    1,200,000    Telewest Communications PLC                                 0.000               4/15/2009            516,000
      225,000    Time Warner Telecom, Inc.                                  10.125                2/1/2011            171,000
    1,000,000    Tritel PCS, Inc.                                           10.375               1/15/2011          1,147,500
      500,000    Univision Communications, Inc./2/                           7.850               7/15/2011            528,232
    1,000,000    Williams Communications Group, Inc.                        10.875               10/1/2009            420,000
    1,650,000    Worldwide Fiber, Inc./5/                                   12.000                8/1/2009              4,125
    1,500,000    Young Broadcasting, Inc.                                   10.000                3/1/2011          1,260,000
                                                Total Communications                                               38,124,679
---------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (12.6%)
      400,000    Argosy Gaming Company                                       9.000                9/1/2011            418,000
      250,000    Cadmus Communications Corporation                           9.750                6/1/2009            237,500
      300,000    Dresser, Inc./2/                                            9.375               4/15/2011            310,500
      500,000    Extended Stay America, Inc.                                 9.875               6/15/2011            482,500
    1,500,000    Extended Stay America, Inc./8/                              5.180               1/31/2009          1,465,500
    1,650,000    Harrah's Operating Company, Inc.                            7.500               1/15/2009          1,678,641
    1,100,000    HMH Properties, Inc.                                        7.875                8/1/2005            984,500
    1,450,000    Horseshoe Gaming Holding Corporation                        8.625               5/15/2009          1,466,312
      325,000    International Game Technology                               8.375               5/15/2009            340,438
    1,650,000    International Game Technology                               7.875               5/15/2004          1,705,687
      900,000    John Q. Hammons Hotels, Inc.                                8.875               2/15/2004            819,000
      500,000    Jupiters, Ltd.                                              8.500                3/1/2006            490,625
      675,000    Lear Corporation                                            7.960               5/15/2005            676,309
      475,000    Mandalay Resort Group                                       9.250               12/1/2005            441,750
      150,000    MGM Mirage, Inc.                                            6.950                2/1/2005            147,957
    1,400,000    Mirage Resorts, Inc.                                        7.250              10/15/2006          1,376,570
    1,000,000    Park Place Entertainment Corporation                        8.875               9/15/2008            990,000
    1,000,000    Six Flags, Inc.                                             9.250                4/1/2006          1,000,000
    1,000,000    Station Casinos, Inc.                                       8.875               12/1/2008            925,000
                                                Total Consumer Cyclicals                                           15,956,789
---------------------------------------------------------------------------------------------------------------------------------------

Consumer Noncyclicals (11.9%)
      400,000    Amerisource Bergen Corporation/2/                           8.125                9/1/2008            420,000
      750,000    Bergen Brunswig Corporation                                 7.375               1/15/2003            766,426
    1,250,000    Beverly Enterprises, Inc.                                   9.000               2/15/2006          1,287,500
      750,000    Constellation Brands, Inc.                                  8.500                3/1/2009            768,750
      250,000    Dimon, Inc./2/                                              9.625              10/15/2011            256,250
      300,000    Extendicare Health Services, Inc.                           9.350              12/15/2007            277,500
      300,000    HCA - The Healthcare Company                                7.250               5/20/2008            316,062
    2,150,000    HCA - The Healthcare Company                                6.910               6/15/2005          2,247,543
      300,000    HCA - The Healthcare Company                                6.730               7/15/2045            309,156
      400,000    HEALTHSOUTH Corporation                                    10.750               10/1/2008            447,000
      400,000    HEALTHSOUTH Corporation                                     8.500                2/1/2008            428,000
      150,000    HEALTHSOUTH Corporation/2/                                  8.375               10/1/2011            159,750
      500,000    Mail-Well, Inc.                                             5.000               11/1/2002            459,375
      750,000    Manor Care, Inc.                                            7.500               6/15/2006            773,447
    1,500,000    Omnicare, Inc.                                              8.125               3/15/2011          1,593,750
      400,000    Owens & Minor, Inc./2/                                      8.500               7/15/2011            422,000
      300,000    PSS World Medical, Inc.                                     8.500               10/1/2007            289,500
      200,000    Smithfield Foods, Inc./2/                                   8.000              10/15/2009            207,500
    2,200,000    Tenet Healthcare Corporation                                8.625               1/15/2007          2,318,800
      250,000    Tenet Healthcare Corporation                                8.125               12/1/2008            270,000
    1,000,000    Triad Hospitals Holdings, Inc.                             11.000               5/15/2009          1,120,000
                                                Total Consumer Noncyclicals                                        15,138,309
---------------------------------------------------------------------------------------------------------------------------------------

Energy (7.5%)
   $1,250,000    Chesapeake Energy Corporation                               8.500%              3/15/2012         $1,237,500
      600,000    Cross Timbers Oil Company                                   8.750               11/1/2009            627,000
      500,000    Forest Oil Corporation                                      8.000               6/15/2008            505,000
      750,000    Giant Industries, Inc.                                      9.750              11/15/2003            729,375
      300,000    Hanover Equipment Trust Series 2001 Class A2                8.500                9/1/2008            313,500
      500,000    Key Energy Services, Inc.                                   8.375                3/1/2008            505,000
      550,000    Newpark Resources, Inc.                                     8.625              12/15/2007            489,500
    1,150,000    Ocean Energy, Inc.                                          8.875               7/15/2007          1,201,750
      500,000    Pogo Producing Company                                      8.250               4/15/2011            506,250
      650,000    Pride International, Inc.                                   9.375                5/1/2007            682,500
      500,000    Sesi LLC                                                    8.875               5/15/2011            472,500
      950,000    Snyder Oil Corporation                                      8.750               6/15/2007            997,500
      320,000    South Point Energy Center LLC/
                 Broad River Energy LLC/Rockgen Energy LLC/2/                8.400               5/30/2012            320,000
      750,000    Vintage Petroleum, Inc.                                     9.000              12/15/2005            772,500
      100,000    Westport Resources Coporation/2/                            8.250               11/1/2011            100,000
                                                Total Energy                                                        9,459,875
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Finance (3.1%)
      300,000    Armkel Finance, Inc./2/                                     9.500               8/15/2009            313,500
    1,350,000    FINOVA Group, Inc.                                          7.500              11/15/2009            499,500
      750,000    Forest City Enterprises, Inc.                               8.500               3/15/2008            716,250
    1,000,000    Gemstone Investor, Ltd./2/                                  7.710              10/31/2004          1,005,240
      450,000    Golden State Holdings, Inc.                                 7.000                8/1/2003            460,250
    1,400,000    Telewest Finance (Jersey), Ltd./2/                          6.000                7/7/2005            899,500
                                                Total Finance                                                       3,894,240
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Non Corporate (0.4%)
      500,000    Arab Republic of Egypt/2/                                   8.750               7/11/2011            472,500
                                                Total Non Corporate                                                   472,500
---------------------------------------------------------------------------------------------------------------------------------------
Other (0.8%)
      889,360    Rocky River Private Placement/8/                            8.810               4/14/2007          1,003,957
                                                Total Other                                                         1,003,957
---------------------------------------------------------------------------------------------------------------------------------------

Technology (0.2%)
      300,000    Fisher Scientific International, Inc.                       9.000                2/1/2008            304,500
                                                Total Technology                                                      304,500
---------------------------------------------------------------------------------------------------------------------------------------

Transportation (1.5%)
      300,000    American Airlines, Inc./2/                                  7.858               10/1/2011            317,760
      500,000    Continental Airlines, Inc. Series 2001-1                    7.373               6/15/2017            482,198
      251,787    JET Equipment TST Series 1995 Class A2                      7.630               2/15/2015            231,196
    1,000,000    US Airways, Inc.                                            9.625                9/1/2003            810,347
                                                Total Transportation                                                1,841,501
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Utilities (10.4%)
      750,000    AES Corporation                                             9.500                6/1/2009            706,875
      850,000    AES Corporation                                             9.375               9/15/2010            787,313
      400,000    AmeriGas Eagle Finance Corporation/2/                      10.000               4/15/2006            424,000
      350,000    AmeriGas Eagle Finance Corporation/2/                       8.875               5/20/2011            360,500
    1,000,000    Azurix Corporation                                         10.375               2/15/2007            880,000
      150,000    BRL Universal Equipment Corporation/2/                      8.875               2/15/2008            154,500
      180,000    Calpine Canada Energy Finance ULC                           8.500                5/1/2008            180,221
    1,700,000    Calpine Corporation                                         7.625               4/15/2006          1,700,938
    2,500,000    CMS Energy Corporation                                      7.500               1/15/2009          2,440,623
    1,297,500    Commonwealth Edison Company/8/                              6.063              12/31/2004          1,293,445
    1,450,000    Ferrellgas Partners, L.P.                                   9.375               6/15/2006          1,450,000
      600,000    Leviathan Finance Corporation                              10.375                6/1/2009            651,000
      600,000    Mission Energy Holding Company/2/                          13.500               7/15/2008            669,000
      750,000    Progress Energy, Inc.                                       6.550                3/1/2004            792,925
      700,000    WCG Note Trust/WCG Note Corporation/2/                      8.250               3/15/2004            719,692
                                                Total Utilities                                                    13,211,032
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                                                Total Long-Term Fixed Income Investments
                                                (amortized cost basis $125,868,845)                               116,409,963
---------------------------------------------------------------------------------------------------------------------------------------

=======================================================================================================================================
       Shares    Common Stocks (0.1%)                                                                             Market Value
=======================================================================================================================================
      108,073    Abraxas Petroleum Corporation*                                                                      $182,643
          750    Arcadia Financial, Ltd. (Warrants)*                                                                        8
          833    Orion Refining Corporation*                                                                                0
       10,761    TransTexas Gas Corporation*                                                                              538
          925    TransTexas Gas Corporation*                                                                            3,191
          500    Unifi Communications, Inc. (Warrants)*                                                                     5
                                                Total Common Stocks
                                                (cost basis $175,795)                                                 186,385
---------------------------------------------------------------------------------------------------------------------------------------

                                                                      Coupon
=======================================================================================================================================
Shares           Preferred Stocks (2.2%)                               Rate                  Maturity Date      Market Value
=======================================================================================================================================
          500    Fresenius Medical Care Capital Trust I                9.000%                    12/1/2006           $516,250
        2,200    Fresenius Medical Care Capital Trust II               7.875                      2/1/2008          2,205,500
        7,473    TransTexas Gas Corporation*                          15.000                     3/15/2005              3,961
                                                Total Preferred Stocks (cost basis $2,670,189)                      2,725,711
---------------------------------------------------------------------------------------------------------------------------------------

   Principal                                                     Interest
=======================================================================================================================================
     Amount      Short-Term Investments (6.4%)                    Rate/1/               Maturity Date         Market Value
=======================================================================================================================================
     $496,779    Fidelity Domestic Portfolio Class III                 2.260%                                        $496,779
      200,000    ForeningsSparbanken AB (Swedbank)                    3.625                     11/20/2001            199,623
      600,000    Gannett Company, Inc./6/                             2.473                      11/1/2001            600,000
    1,700,000    General Electric Capital Corporation           2.258-3.616          12/20/2001-12/27/2001          1,693,308
    1,340,000    General Mills /6/                              3.010-3.015            1/18/2002-1/22/2002          1,331,142
    3,800,000    UBS Finance Corporation                              2.628                      11/1/2001          3,800,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments
                                                (amortized cost basis $8,120,852)                                   8,120,852
---------------------------------------------------------------------------------------------------------------------------------------

                                                Total Investments  (100.6%)
---------------------------------------------------------------------------------------------------------------------------------------
                                                (amortized cost basis $136,835,681)                               127,442,911
---------------------------------------------------------------------------------------------------------------------------------------

                                                Other Assets, Less Liabilities (-0.6%)                              (710,166)
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------

                                                Net Assets: (100.0%)                                             $126,732,745
---------------------------------------------------------------------------------------------------------------------------------------

* Non income-producing security.
/1/ The interest rate reflects the discount rate at the date of purchase.
/2/ 144A security.
/5/ Security in default of interest payment (bankrupt).
/6/ 4(2) Commercial paper.
/7/ Step coupon bond.
/8/ Illiquid security.

           See page 49 for a complete discussion of investment terms.
 The accompanying notes to the financial statements are an integral part of this schedule.
                                   Unaudited.

                          THE AAL MUNICIPAL BOND FUND
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Fund seeks a high level of current  income exempt from federal income taxes, consistent  with capital  preservation  by investing  primarily in a diversified portfolio of municipal bonds.

=======================================================================================================================================
   Principal                                                                           Interest        Maturity      Market
     Amount      Municipal Bond Investments (97.5%)                                      Rate            Date         Value
=======================================================================================================================================

Alabama (0.4%)
   $1,000,000    Alabama 21st Century Authority Tobacco
                 Settlement Revenue Bonds                                                5.750%        12/1/2020   $1,051,250
    1,000,000    Huntsville, Alabama Health Care Authority Revenue
                 Bonds (Series A)                                                        5.750          6/1/2031    1,026,250
                                                          Total Alabama                                             2,077,500
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---------------------------------------------------------------------------------------------------------------------------------------
Alaska (0.7%)
    3,000,000    Northern Tobacco Securitization Corporation Alaska Tobacco
                 Settlement Revenue Bonds                                                6.200          6/1/2022    3,202,500
    1,000,000    Northern Tobacco Securitization Corporation Alaska Tobacco
                 Settlement Revenue Bonds                                                5.500          6/1/2029      988,750
                                                          Total Alaska                                              4,191,250
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---------------------------------------------------------------------------------------------------------------------------------------
Arizona (1.8%)
    1,000,000    Maricopa County, Arizona Elementary School District #068
                 Alhambra Prerefunded General Obligation
                 Bonds (AMBAC Insured)                                                   5.125          7/1/2012    1,043,750
    1,000,000    Maricopa County, Arizona Industrial Development Authority
                 Multifamily Housing Revenue Bonds
                 (Series A-1) (GNMA/FHA Insured) (Series A)                              6.000        10/20/2031    1,086,250
    2,000,000    Mesa, Arizona Industrial Development Authority Revenue Bonds
                 (East/Maricopa College) (Series A)                                      6.250          7/1/2032    2,050,000
    1,285,000    Phoenix, Arizona Industrial Development Authority Multifamily
                 Housing Revenue Bonds (Bay Club Apartments Project)
                 (GNMA Insured)3                                                         5.950        11/20/2036    1,391,013
      320,000    Phoenix, Arizona Industrial Development Authority Single
                 Family Mortgage Revenue Bonds (Series A-1)
                 (GNMA/FNMA/FHLMC Insured)                                               5.875          6/1/2016      338,800
    1,500,000    Pima County, Arizona Industrial Development Authority Educational
                 Revenue Bonds (Arizona Charter Schools Project) (Series A)              6.750          7/1/2031    1,556,250
    1,285,000    Pima County, Arizona Industrial Development Multifamily Revenue
                 Bonds (La Hacienda Project) (GNMA Insured)                              7.000        12/20/2031    1,471,325
    1,250,000    Salt River Project Arizona Agricultural Improvement and Power
                 District Electric System Revenue Bonds (Series C)                       6.250          1/1/2019    1,281,900
                                                          Total Arizona                                            10,219,288
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---------------------------------------------------------------------------------------------------------------------------------------
Arkansas (0.7%)
      765,000    Arkansas State Development Finance Authority Single Family
                 Mortgage Revenue Bonds (Series F) (GNMA Insured)
                 (Subject to 'AMT')                                                      7.450          1/1/2027      820,463
    2,000,000    Blytheville, Arkansas Solid Waste Recycling and Sewer Treatment
                 Revenue Bonds (Nucor Corporation Project) (Subject to 'AMT')            6.900         12/1/2021    2,046,540
    1,000,000    Greene County, Arkansas Sales and Use Tax Revenue Bonds
                 (FGIC Insured)                                                          5.000          6/1/2019    1,023,750
                                                          Total Arkansas                                            3,890,753
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
California (8.3%)
    4,000,000    California Mobilehome Park Financing Authority Revenue
                 Bonds (Series A) (ACA Insured)/3/                                       5.250        11/15/2036    3,965,000
    1,115,000    California Rural Home Mortgage Finance Authority Single
                 Family Mortgage Revenue Bonds (Series D) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      6.000          6/1/2031    1,265,525
    4,030,000    Contra Costa County, California Home Mortgage Revenue Bonds
                 (GNMA Insured) (Escrowed to Maturity)                                   7.500          5/1/2014    5,339,750
    7,145,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A)/4, 7/                                          0.000          1/1/2014    7,457,594
    6,000,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A)/7/                                             0.000          1/1/2013    6,262,500
    5,000,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A)/7/                                             0.000          1/1/2011    5,206,250
    5,000,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A) (Escrowed to Maturity)/4, 7/                   0.000          1/1/2009    4,968,750
    1,335,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A) (Escrowed to Maturity)                         0.000          1/1/2005    1,213,181
      170,000    Los Angeles, California Department of Water and Power Electric
                 Plant Prerefunded Revenue Bonds (FGIC/TCRS Insured)                     5.375          9/1/2023      174,037
      740,000    Los Angeles, California Department of Water and Power Electric
                 Plant Revenue Bonds                                                     6.100         2/15/2017      831,575
      260,000    Los Angeles, California Department of Water and Power Electric
                 Plant Revenue Bonds                                                     6.100         2/15/2017      284,375
      660,000    Mount Diablo, California Hospital District Revenue Bonds (Series A)
                 (AMBAC Insured) (Escrowed to Maturity)                                  5.125         12/1/2023      675,675
    4,200,000    Pomona, California Single Family Mortgage Revenue Bonds (Series A)
                 (GNMA/FNMA Insured) (Escrowed to Maturity)/4/                           7.600          5/1/2023    5,507,250
    3,480,000    Sacramento County, California Single Family Mortgage Revenue
                 Bonds (Escrowed to Maturity) (Subject to 'AMT')                         8.250          1/1/2021    4,924,200
                                                          Total California                                         48,075,662
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Colorado (5.5%)
      410,000    Aspen Valley Hospital District Colorado Revenue Bonds                   5.500        10/15/2016      417,687
    2,000,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Bromley East Project) (Series A)                                 7.250         9/15/2030    2,050,000
    1,280,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Cherry Creek Academy Facility, Inc.)                             6.000          4/1/2030    1,291,200
      570,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Cherry Creek Academy Facility, Inc.)                             6.000          4/1/2021      577,838
    2,825,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Classical Academy)                                               7.250         12/1/2030    2,902,687
      330,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Renaissance School Project)                                      5.850          6/1/2008      348,563
    3,750,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (University Lab School Project)                                   6.250%         6/1/2031   $3,787,500
      750,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (University Lab School Project)                                   6.125          6/1/2021      749,062
    2,000,000    Colorado Health Facilities Authority Revenue Bonds
                 (Evangelical Lutheran)                                                  6.800         12/1/2020    2,197,500
    1,000,000    Colorado Health Facilities Authority Revenue Bonds
                 (Evangelical Lutheran)                                                  6.250         12/1/2010    1,097,500
    2,000,000    Colorado Housing and Finance Authority Revenue
                 Bonds (Series E-3)                                                      6.600          8/1/2017    2,252,500
    1,565,000    Colorado Housing and Finance Authority Revenue Bonds
                 (Single Family Program) (Series A-2) (Subject to 'AMT')                 7.450         10/1/2016    1,776,275
      980,000    Colorado Housing and Finance Authority Revenue Bonds
                 (Single Family Program) (Series A-3)                                    7.250          4/1/2010    1,100,050
    1,000,000    Colorado Housing and Finance Authority Revenue Bonds
                 (Single Family Program) (Series A-3)                                    6.300          8/1/2012    1,103,750
    2,250,000    Colorado Housing and Finance Authority Revenue Bonds
                 (Single Family Program) (Series B-3)                                    5.200          8/1/2017    2,517,188
      945,000    Colorado Housing and Finance Authority Revenue Bonds
                 (Single Family Program) (Series C-3) (FHA/VA Insured)                   7.150         10/1/2030    1,079,663
    2,000,000    Denver, Colorado Health and Hospital Authority Healthcare Revenue
                 Bonds (Series A)                                                        6.250         12/1/2016    2,145,000
    1,350,000    Denver, Colorado Health and Hospital Authority Healthcare Revenue
                 Bonds (Series A)                                                        6.000         12/1/2031    1,373,625
      500,000    Denver, Colorado Health and Hospital Authority Healthcare Revenue
                 Bonds (Series A)                                                        6.000         12/1/2023      511,250
      200,000    Denver, Colorado Health and Hospital Authority Healthcare Revenue
                 Bonds (Series A)                                                        5.250         12/1/2011      205,250
      200,000    Denver, Colorado Health and Hospital Authority Healthcare Revenue
                 Bonds (Series A)                                                        5.250         12/1/2010      206,250
      600,000    E-470 Public Highway Authority Colorado Capital Appreciation
                 Revenue Bonds (Series B)                                                0.000          9/1/2035       49,500
    4,000,000    Northwest Parkway Public Highway Authority Colorado Capital
                 Appreciation Revenue Bonds (Series C) (AMBA Insured)                    0.000         6/15/2021    2,450,000
                                                          Total Colorado                                           32,189,838
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
District of Columbia (0.4%)
    2,000,000    District of Columbia Tobacco Settlement Financing Corporation
                 Revenue Bonds                                                           6.250         5/15/2024    2,137,500
                                                          Total District of Columbia                                2,137,500
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Florida (5.0%)
    3,085,000    Clay County, Florida Housing Finance Authority Single Family
                 Mortgage Revenue Bonds (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      6.000          4/1/2029    3,320,231
    3,225,000    Escambia County, Florida Health Facilities Authority Revenue Bonds
                 (Azalea Trace, Inc.)                                                    6.000          1/1/2015    3,132,281
      620,000    Florida State Board of Education Capital Outlay Unrefunded General
                 Obligation Bonds (MBIA Insured)                                         9.125          6/1/2014      903,650
    2,000,000    Highlands County, Florida Health Facilities Authority Revenue Bonds
                 (Adventist Health System/Sunbelt, Inc.) (Series A)/4/                   6.000        11/15/2031    2,052,500
      520,000    Hillsborough County, Florida Industrial Development Authority Revenue
                 Bonds (Health Facilities Project- University Community Hospital)
                 (Series A)                                                              4.500         8/15/2003      529,100
    1,145,000    Leon County, Florida Educational Facilities Authority Certificates
                 of Participation (Escrowed to Maturity)                                 8.500          9/1/2017    1,633,056
    2,220,000    Manatee County, Florida Housing Finance Authority Single Family
                 Mortgage Revenue Bonds (Series 1) (GNMA/FNMA/ FHLMC
                 Insured) (Subject to 'AMT')                                             7.200          5/1/2028    2,475,300
    1,000,000    Miami Beach, Florida Health Facilities Authority Hospital Revenue
                 Bonds (Mount Sinai Medical Center) (Series A)                           6.125        11/15/2011    1,046,250
    1,000,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Adventist Health Systems)                                              5.850        11/15/2010    1,092,500
    1,320,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Adventist Health Systems)                                              5.750        11/15/2008    1,437,150
    2,000,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Orlando Regional Healthcare System) (Series A) (MBIA Insured)          6.250         10/1/2018    2,367,500
    1,775,000    Orange County, Florida Housing Finance Authority Homeowner
                 Revenue Bonds (Series B-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      5.900          9/1/2028    1,870,406
    1,800,000    Palm Beach County, Florida Housing Finance Authority Single Family
                 Homeowner Revenue Bonds (Series A-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      5.900         10/1/2027    1,896,750
    2,975,000    Pinellas County, Florida Housing Finance Authority Single Family
                 Housing Revenue Bonds (Series A-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.200          9/1/2029    3,354,313
    1,980,000    Pinellas County, Florida Housing Finance Authority Single Family
                 Housing Revenue Bonds (Multi-County Program) (Series B-1)
                  (Subject to 'AMT)                                                      7.250          9/1/2029    2,212,650
                                                          Total Florida                                            29,323,637
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Georgia (0.3%)
      250,000    Cobb County, Georgia Kennestone Hospital Authority Revenue
                 Bonds (Series 1986-A) (MBIA Insured)                                    0.000          8/1/2015      116,250
    1,500,000    Savannah, Georgia Economic Development Authority Student Housing
                 Revenue Bonds (State University Project) (Series A)
                 (ACA Insured)                                                           6.750        11/15/2020    1,636,875
                                                          Total Georgia                                             1,753,125
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Illinois (14.2%)
    1,000,000    Broadview, Illinois Tax Increment Revenue Bonds                         5.375          7/1/2015    1,010,000
    2,000,000    Broadview, Illinois Tax Increment Revenue Bonds                         5.250          7/1/2012    2,027,500
      500,000    Chicago, Illinois Park District General Obligation Bonds
                 (MBIA Insured)                                                          5.600          1/1/2021      521,875
    1,305,000    Chicago, Illinois Single Family Mortgage Revenue Bonds (Series A)
                 (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')                            7.250          9/1/2028    1,399,612
    5,385,000    Chicago, Illinois Single Family Mortgage Revenue Bonds (Series C)
                 (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')                            7.050         10/1/2030    6,051,394
    2,200,000    Chicago, Illinois Single Family Mortgage Revenue Bonds (Series C)
                 (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')                            7.000          3/1/2032    2,491,500
    7,200,000    Chicago, Illinois Tax Increment Capital Appreciation Tax Allocation
                 Bonds (Series A) (ACA Insured)                                          0.000        11/15/2014    3,663,000
    1,000,000    Cook County, Illinois Community Consolidated School District #15
                 Palatine Capital Appreciation General Obligation Bonds
                 (FGIC Insured)                                                          0.000         12/1/2014      542,500
    2,250,000    Cook County, Illinois General Obligation Bonds (Series B)
                 (FGIC Insured)                                                          5.500        11/15/2022    2,317,838
    1,815,000    Cook County, Illinois School District #99 Cicero General
                 Obligation Bonds (FGIC Insured)                                         8.500         12/1/2016    2,588,644
    1,565,000    Cook County, Illinois School District #99 Cicero General
                 Obligation Bonds (FGIC Insured)                                         8.500         12/1/2014    2,189,044
    1,250,000    Cook County, Illinois School District #99 Cicero General
                 Obligation Bonds (FGIC Insured)                                         8.500         12/1/2011    1,692,188
    4,340,000    Grundy, Kendall and William Counties, Illinois Community
                 High School District #11 General Obligation Bonds                       5.500          1/1/2011    4,342,083
    3,500,000    Illinois Development Finance Authority Hospital Revenue Bonds
                 (Adventist Health System/Sunbelt Obligation)                            5.500        11/15/2029    3,360,000
    1,290,000    Illinois Development Finance Authority Revenue Bonds
                 (Community Rehabilitation Providers) (Series A)                         5.700          7/1/2007    1,315,800
    1,000,000    Illinois Development Finance Authority Revenue Bonds
                 (Midwestern University) (Series B)                                      6.000         5/15/2021    1,045,000
    3,365,000    Illinois Development Finance Authority Revenue Bonds
                 (School District #304) (Series A) (FSA Insured)                         0.000          1/1/2021    1,232,431
    4,900,000    Illinois Educational Facilities Authority Revenue Bonds
                 (Northwestern University)                                               5.250         11/1/2032    5,353,250
      380,000    Illinois Health Facilities Authority Prerefunded Revenue Bonds
                 (Series B) (MBIA/IBC Insured)                                           5.250         8/15/2018      421,800
    1,600,000    Illinois Health Facilities Authority Revenue Bonds
                 (Bethesda Home and Retirement) (Series A)                               6.250          9/1/2014    1,670,000
    1,000,000    Illinois Health Facilities Authority Revenue Bonds
                 (Contegra Health Systems)                                               5.250          9/1/2018      968,750
    2,000,000    Illinois Health Facilities Authority Revenue Bonds
                 (Midwest Physician Group, Ltd.)                                         5.500        11/15/2019    1,660,000
    1,750,000    Illinois Health Facilities Authority Revenue Bonds
                 (Midwest Physician Group, Ltd.)                                         5.375        11/15/2008    1,684,375
    1,000,000    Illinois Health Facilities Authority Revenue Bonds
                 (Riverside Health System)                                               6.850        11/15/2029    1,067,500
    4,180,000    Illinois Health Facilities Authority Revenue Bonds
                 (Rush-Presbyterian - St. Lukes ) (Series A) (MBIA Insured)              5.250        11/15/2014    4,357,650
    2,000,000    Illinois Health Facilities Authority Revenue Bonds
                 (Swedish American Hospital)                                             6.875        11/15/2030    2,172,500
    2,875,000    Illinois Health Facilities Authority Revenue Bonds
                 (Thorek Hospital and Medical Center)                                    5.250         8/15/2018    2,544,375
    2,120,000    Illinois Health Facilities Authority Unrefunded Revenue Bonds
                 (Series B) (MBIA/IBC Insured)                                           5.250         8/15/2018    2,167,700
    5,750,000    Illinois Sports Facilities Authority State Tax Supported- Capital
                 Appreciation Bonds (AMBAC Insured)                                      0.000         6/15/2020    2,163,437
    3,065,000    Illinois State Sales Tax Revenue Bonds (Series L)                       0.000         6/15/2012    3,754,625
    3,035,000    McHenry County, Illinois Community High School District #157
                 General Obligation Bonds (FSA Insured)                                  9.000         12/1/2017    4,491,800
    1,500,000    McLean County, Illinois Bloomington - Normal Airport Authority
                 Revenue Bonds                                                           5.500        12/15/2011    1,383,750
    4,000,000    McLean County, Illinois Bloomington - Normal Airport Authority
                 Revenue Bonds (Subject to 'AMT')                                        6.050         12/1/2019    3,735,000
    3,000,000    Regional Transportation Authority Illinois Revenue Bonds (Series A)
                 (FGIC Insured)                                                          6.700         11/1/2021    3,720,000
      500,000    Rockford, Illinois School District #205 General Obligation Bonds
                 (FGIC Insured)                                                          5.000          2/1/2015      518,125
      750,000    Rockford, Illinois School District #205 General Obligation Bonds
                 (FGIC Insured)                                                          4.450          2/1/2012      755,625
      500,000    Southwestern Illinois Development Authority Revenue Bonds
                 (Anderson Hospital)                                                     5.625         8/15/2029      476,875
                                                          Total Illinois                                           82,857,546
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Indiana (2.3%)
    2,225,000    Allen County, Indiana Industrial Certificates of Participation
                 (MBIA/IBC Insured)                                                      6.500         11/1/2017    2,290,170
    1,250,000    East Chicago, Indiana Elementary School Building Corporation
                 Revenue Bonds                                                           6.250          1/5/2016    1,437,500
      985,000    Indiana Transportation Finance Authority Highway Prerefunded
                 Revenue Bonds (Series A) (MBIA/IBC Insured)
                 (Escrowed to Maturity)                                                  7.250          6/1/2015    1,230,019
      570,000    Indiana Transportation Finance Authority Highway Unrefunded
                 Revenue Bonds (Series A) (AMBAC Insured)
                 (Escrowed to Maturity)                                                  5.750          6/1/2012      654,788
    3,565,000    Indiana Transportation Finance Authority Highway Unrefunded
                 Revenue Bonds (Series A) (MBIA/IBC Insured)                             7.250          6/1/2015    4,563,200
      510,000    Indiana Transportation Finance Authority, Airport Facilities Lease
                 Revenue Bonds (Series A)                                                5.400         11/1/2006      546,337
    2,500,000    Petersburg, Indiana Industrial Pollution Control Revenue Bonds
                 (Indianapolis Power and Light Company) (Series A)
                 (MBIA/IBC Insured)                                                      6.100          1/1/2016    2,643,750
                                                          Total Indiana                                            13,365,764
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Iowa (0.2%)
    1,100,000    Iowa Finance Authority Economic Development Revenue Bonds
                 (Foundation for Affordable Housing Project) (Series A)                  5.650          4/1/2033    1,174,250
      115,000    Iowa Finance Authority Hospital Facilities Revenue Bonds
                 (AMBAC Insured)                                                         5.875         2/15/2030      123,194
                                                          Total Iowa                                                1,297,444
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Kansas (1.1%)
    4,140,000    Kansas City, Kansas Utility System Unrefunded Revenue Bonds
                 (FGIC Insured)                                                          6.375          9/1/2023    4,585,050
    1,810,000    Sedgwick and Shawnee Counties, Kansas Single Family Mortgage
                 Revenue Bonds (Series A-2) (GNMA Insured)                               6.700          6/1/2029    1,995,525
                                                          Total Kansas                                              6,580,575
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Kentucky (0.5%)
    3,000,000    Trimble County, Kentucky Pollution Control Unrefunded Revenue
                 Bonds (Series B) (AMBAC Insured) (Subject to 'AMT')                     6.550         11/1/2020    3,154,350
                                                          Total Kentucky                                            3,154,350
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Louisiana (4.0%)
    4,765,000    East Baton Rouge, Louisana Mortgage Finance Authority Single
                 Family Revenue Bonds (Series A) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      6.125          4/1/2026    5,009,206
      490,000    East Baton Rouge, Louisana Mortgage Finance Authority Single
                 Family Revenue Bonds (Series B-2) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      6.125         10/1/2022      515,113
    3,825,000    Jefferson Parish, Louisiana Home Mortgage Authority Single Family
                 Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.500         12/1/2030    4,274,438
    1,745,000    Jefferson Parish, Louisiana Home Mortgage Authority Single Family
                 Mortgage Revenue Bonds (Series D-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.500          6/1/2026    1,954,400
    2,455,000    Louisiana Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series A-2) (GNMA/FNMA/FHLMC Insured)
                 (Subject to 'AMT')                                                      7.800         12/1/2026    2,721,981
    1,250,000    Louisiana Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to 'AMT')               7.050          6/1/2031    1,387,500
    3,000,000    Louisiana Public Facilities Authority Hospital Revenue Bonds
                 (Lake Charles Memorial) (AMBAC/TCRS Insured)                            8.625         12/1/2030    3,851,250
    2,605,000    Regional Transportation Authority Louisiana Sales Tax Revenue
                 Bonds (Series A) (FGIC Insured)                                         8.000         12/1/2012    3,461,394
                                                          Total Louisiana                                          23,175,282
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Maryland (0.5%)
    1,550,000    Maryland State Economic Development Corporation Student Housing
                 Revenue Bonds (Sheppard Pratt) (ACA Insured)                            6.000          7/1/2033    1,590,688
    1,000,000    Prince Georges County, Maryland Housing Authority Single Family
                 Mortgage Revenue Bonds (Series A)
                 (GNMA/FNMA/ FHLMC Insured) (Subject to 'AMT')                           7.400          8/1/2032    1,150,000
                                                          Total Maryland                                            2,740,688
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Massachusetts (1.3%)
      725,000    Massachusetts State Development Finance Agency Revenue Bonds
                 (Devens Electric Systems)                                               5.625         12/1/2016      745,844
    1,810,000    Massachusetts State Health and Educational Facilities Authority
                 Revenue Bonds (Milford-Whitinsville Regional) (Series C)                5.750         7/15/2013    1,742,125
    1,000,000    Massachusetts State Health and Educational Facilities Authority
                 Revenue Bonds (Partners Healthcare System) (Series C)                   6.000          7/1/2016    1,085,000
    3,000,000    Massachusetts State Industrial Finance Agency Revenue Bonds
                 (Bradford College) (ACA Insured)                                        5.250         11/1/2018    2,872,500
    1,170,000    Westfield, Massachusetts General Obligation Bonds
                 (FGIC Insured)                                                          6.500          5/1/2014    1,376,212
                                                          Total Massachusetts                                       7,821,681
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Michigan (4.1%)
   $3,965,000    Chelsea, Michigan Economic Development Corporation Limited
                 Obligation Revenue Bonds (United Methodist Retirement)                  5.400%       11/15/2027   $3,315,731
      545,000    Chelsea, Michigan Economic Development Corporation Limited
                 Obligation Revenue Bonds (United Methodist Retirement)                  4.900        11/15/2006      518,431
      515,000    Chelsea, Michigan Economic Development Corporation Limited
                 Obligation Revenue Bonds (United Methodist Retirement)                  4.800        11/15/2005      495,044
    1,500,000    Dickinson County, Michigan Healthcare System Hospital
                 Revenue Bond                                                            5.500         11/1/2013    1,470,000
    2,000,000    East Lansing, Michigan Building Authority General
                 Obligation Bonds                                                        5.700          4/1/2020    2,245,000
    1,000,000    Grand Valley, Michigan State University Revenue Bonds
                 (MBIA Insured)                                                          5.250         10/1/2017    1,041,250
      135,000    Hillsdale, Michigan Hospital Finance Authority Revenue Bonds
                 (Hillsdale Community Health Center)                                     4.800         5/15/2005      130,781
      260,000    Hillsdale, Michigan Hospital Finance Authority Revenue Bonds
                 (Hillsdale Community Health Center)                                     4.700         5/15/2004      253,825
      100,000    Hillsdale, Michigan Hospital Finance Authority Revenue Bonds
                 (Hillsdale Community Health Center)                                     4.600         5/15/2002       99,480
    7,000,000    Michigan Public Power Agency Revenue Bonds (Belle River Project)
                 (Series B)                                                              5.000          1/1/2019    7,008,750
      950,000    Michigan State Hospital Finance Authority Revenue Bonds
                 (Hackley Hospital) (Series A)                                           4.800          5/1/2005      964,250
    3,100,000    Novi, Michigan Community School District General Obligation
                 Bonds (Q-SBLF Insured)/4/                                               4.500          5/1/2015    3,096,125
      585,000    Oakland County, Michigan Minnow Pond Drain District General
                 Obligation Bonds                                                        4.500          5/1/2010      610,594
      690,000    Summit Academy North Michigan Public School Academy
                 Certificates of Participation                                           8.375          7/1/2030      729,675
      990,000    Summit Academy North Michigan Public School Academy
                 Certificates of Participation                                           6.550          7/1/2014      999,900
    1,000,000    Trenton, Michigan Building Authority General Obligation Bonds
                 (AMBAC Insured)                                                         5.600         10/1/2019    1,066,250
                                                          Total Michigan                                           24,045,086
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Minnesota (1.8%)
      375,000    Chaska, Minnesota Independent School District #112 Economic
                 Development Authority School Facilities Lease Revenue Bonds
                 (Series A)                                                              5.125         12/1/2010      394,687
    1,000,000    Eden Prairie, Minnesota Multi-Family Housing Revenue Bonds
                 (Rolling Hills Project) (Series A) (GNMA Insured)                       6.150         8/20/2031    1,095,000
      525,000    Scott County, Minnesota Housing and Redevelopment Authority
                 Facilities Lease Revenue Bonds (Workforce Center Project)               5.000          2/1/2018      524,344
      300,000    Scott County, Minnesota Housing and Redevelopment Authority
                 Facilities Lease Revenue Bonds (Workforce Center Project)               5.000          2/1/2017      300,375
      500,000    St. Paul, Minnesota Housing and Redevelopment Authority Lease
                 Revenue Bonds (Community of Peace Academy Project)
                 (Series A)                                                              7.375         12/1/2019      510,625
      955,000    St. Paul, Minnesota Housing and Redevelopment Authority Lease
                 Revenue Bonds (Community of Peace Academy Project)
                 (Series A)                                                              7.000         12/1/2015      975,294
      930,000    St. Paul, Minnesota Housing and Redevelopment Authority Lease
                 Revenue Bonds (Community of Peace Academy Project)
                 (Series A)                                                              6.375         12/1/2011      948,600
    5,000,000    White Earth Band of Chippewa Indians Minnesota Revenue Bonds
                 (Series A) (ACA Insured)/4/                                             7.000         12/1/2011    5,525,000
                                                          Total Minnesota                                          10,273,925
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Mississippi (0.6%)
    3,720,000    Mississippi Development Bank Special Obligation Revenue Bonds
                 (Municipal Facilities Authority Mississippi Natural Gas Project)
                 (MBIA Insured)                                                          4.125          1/1/2009    3,636,300
                                                          Total Mississippi                                         3,636,300
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Missouri (1.8%)
    1,000,000    Cameron, Missouri Industrial Development Authority Health Facilities
                 Revenue Bonds (Cameron Community Hospital) (ACA Insured)                6.250         12/1/2012    1,073,750
      500,000    Missouri State Development Finance Board Infrastructure Facilities
                 Revenue Bonds (Eastland Center Project Phase II) (Series B)             6.000          4/1/2021      511,250
      785,000    Missouri State Development Finance Board Infrastructure Facilities
                 Revenue Bonds (Eastland Center Project Phase II) (Series B)             5.875          4/1/2017      806,588
    1,180,000    Missouri State Health and Educational Facilities Authority Prerefunded
                 Revenue Bonds (Bethesda Health) (Series A)                              7.500         8/15/2012    1,354,050
    2,195,000    Missouri State Health and Educational Facilities Authority Unrefunded
                 Revenue Bonds (Bethesda Health) (Series A)                              7.500         8/15/2012    2,518,762
    1,500,000    Missouri State Housing Development Commission Single Family
                 Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.450          9/1/2031    1,683,750
    2,110,000    Missouri State Housing Development Commission Single Family
                 Mortgage Revenue Bonds (Series C-1) (GMNA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.150          3/1/2032    2,347,375
                                                          Total Missouri                                           10,295,525
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Montana (1.0%)
      255,000    Montana State Board of Housing Single Family Mortgage Revenue
                 Bonds (Series A-1)                                                      6.000          6/1/2016      273,488
      975,000    Montana State Board of Housing Single Family Mortgage Revenue
                 Bonds (Series A-2) (Subject to 'AMT')                                   6.250          6/1/2019    1,032,281
    1,340,000    Montana State Board of Regents Revenue Bonds
                 (Higher Education-University of Montana) (Series F)
                 (MBIA Insured)                                                          5.750         5/15/2016    1,480,700
    3,000,000    Montana State Health Facilities Authority Revenue Bonds
                 (Hillcrest Senior Living Project)                                       7.375          6/1/2030    3,146,250
                                                          Total Montana                                             5,932,719
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Nebraska (1.2%)
    2,500,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A)
                 (AMBAC Insured)                                                         4.500          6/1/2004    2,575,000
    2,560,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A)
                 (AMBAC Insured)                                                         4.375          6/1/2010    2,531,200
      750,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A)
                 (AMBAC Insured)                                                         4.250          6/1/2006      766,875
      170,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series C)
                 (AMBAC Insured)                                                         4.300          3/1/2011      165,750
      370,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series C)
                 (AMBAC Insured)                                                         4.100          9/1/2009      362,600
      500,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series C)
                 (AMBAC Insured)                                                         4.000          9/1/2004      510,000
                                                          Total Nebraska                                            6,911,425
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Nevada (0.7%)
    1,500,000    Clark County, Nevada Industrial Development Revenue Bonds
                 (Nevada Power Company Project) (Series C)                               5.500         10/1/2030    1,361,250
    2,500,000    Washoe County, Nevada Prerefunded General Obligation Bonds
                 (Reno-Sparks Convention) (Series A) (FSA Insured)                       6.400          7/1/2029    2,956,250
                                                          Total Nevada                                              4,317,500
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New Mexico (1.5%)
    1,000,000    Hobbs, New Mexico Multi-Family Revenue Bonds
                 (Washington Place Apartments) (Series A) (ACA Insured)                  6.625         9/15/2020    1,053,750
    2,525,000    New Mexico Mortgage Finance Authority Revenue Bonds
                 (Series F) (GNMA/FNMA Insured)                                          7.000          1/1/2026    2,960,563
      955,000    New Mexico Mortgage Finance Authority Single Family Mortgage
                 Capital Appreciation Revenue Bonds (Series D-2)
                 (Subject to 'AMT')                                                      0.000          9/1/2019      633,881
    3,430,000    New Mexico Mortgage Finance Authority Single Family Mortgage
                 Revenue Bonds (Series C-2) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      6.950          9/1/2031    4,085,987
                                                          Total New Mexico                                          8,734,181
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New York (5.7%)
    1,560,000    Cicero, New York Local Development Corporation Revenue Bonds
                 (Cicero Community Recreation Project) (Series A)                        6.750          5/1/2042    1,622,400
    1,270,000    Cicero, New York Local Development Corporation Revenue Bonds
                 (Cicero Community Recreation Project) (Series A)                        6.625          5/1/2021    1,319,213
    1,795,000    New York Counties Tobacco Trust Settlement Revenue Bonds                5.800          6/1/2023    1,909,431
    2,000,000    New York State Dormitory Authority Revenue Bonds
                 (State University Educational Facilities) (Series A)                    7.500         5/15/2013    2,610,000
    5,000,000    New York State Dormitory Authority Revenue Bonds
                 (State University Educational Facilities) (Series A)                    5.875         5/15/2017    5,712,500
    2,000,000    New York State Local Government Assistance Corporation
                 Revenue Bonds (Series E) (MBIA/IBC Insured)                             5.250          4/1/2016    2,165,000
    2,260,000    New York State Mortgage Agency Revenue Bonds
                 (Homeowner Mortgage) (Series 96)                                        5.350          4/1/2017    2,356,050
    3,395,000    New York State Mortgage Agency Revenue Bonds (Series 26)                5.350         10/1/2016    3,475,631
    3,000,000    New York State Thruway Authority General Revenue Bonds
                 (Series E)                                                              5.000          1/1/2016    3,075,000
    3,000,000    New York, New York General Obligation Bonds (Series H)
                 (FSA/CR Insured)                                                        5.250         3/15/2016    3,120,000
    1,000,000    Niagara County, New York Industrial Development Agency Solid
                 Waste Disposal Revenue Bonds (Series D)                                 5.550        11/15/2024    1,036,250
    5,000,000    Triborough Bridge and Tunnel Authority New York Revenue
                 Bonds (Series Q)                                                        5.000          1/1/2017    5,002,400
                                                          Total New York                                           33,403,875
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North Carolina (3.5%)
   $1,170,000    Fayetteville, North Carolina Public Works Commission Revenue
                 Bonds (FSA Insured)                                                     5.125%         3/1/2017   $1,203,637
    3,000,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds                                                           6.000          1/1/2014    3,116,250
    1,330,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series A)                                                6.000          1/1/2026    1,541,138
    1,605,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                6.250          1/1/2012    1,677,225
      370,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                6.000          1/1/2013      384,800
      175,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                6.000          1/1/2006      188,344
    1,960,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                5.500          1/1/2021    1,950,200
    2,000,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series D)                                                6.750          1/1/2026    2,170,000
    1,725,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series D)                                                5.875          1/1/2013    1,791,844
      100,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series G)                                                5.750         12/1/2016      103,000
      250,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.500          1/1/2009      279,688
      610,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.375          1/1/2013      671,762
    1,250,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.250          1/1/2007    1,362,500
      500,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.000          1/1/2020      500,920
    3,130,000    North Carolina State Capital Improvement General Obligation
                 Bonds (Series A)                                                        4.700          2/1/2011    3,243,462
                                                          Total North Carolina                                     20,184,770
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North Dakota (0.6%)
    3,250,000    Ward County, North Dakota Health Care Facilities Revenue Bonds
                 (Trinity Medical Center) (Series B)                                     6.250          7/1/2021    3,302,813
                                                          Total North Dakota                                        3,302,813
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Ohio (1.9%)
    1,700,000    Cincinnati, Ohio General Obligation Bonds                               5.375         12/1/2019    1,778,625
    2,500,000    Montgomery County, Ohio Hospital Revenue Bonds
                 (Kettering Medical Center)                                              6.750          4/1/2022    2,671,875
    2,000,000    Montgomery County, Ohio Hospital Revenue Bonds
                 (Kettering Medical Center)                                              6.750          4/1/2018    2,125,000
    2,915,000    Ohio Housing Finance Agency Mortgage Residential Revenue Bonds
                 (Series A-1) (GNMA Insured) (Subject to 'AMT')                          5.750          9/1/2026    3,020,669
    2,000,000    Pickerington, Ohio Local School District School Facilities Contract
                 General Obligation Bonds (FGIC Insured)/3/                              0.000         12/1/2012    1,222,500
                                                          Total Ohio                                               10,818,669
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Oklahoma (0.8%)
     $480,000    Oklahoma Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series C-2) (Subject to 'AMT')                                   7.550%         9/1/2028     $545,400
      825,000    Oklahoma Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to 'AMT')               7.100          9/1/2028      925,031
    2,900,000    Payne County, Oklahoma Economic Development Authority Student
                 Housing Revenue Bonds (Collegiate Housing Foundation)
                 (Series A)                                                              6.375          6/1/2030    3,034,125
                                                          Total Oklahoma                                            4,504,556
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Oregon (0.7%)
      550,000    Forest Grove, Oregon Revenue Bonds
                 (Campus Improvement - Pacific University)                               6.000          5/1/2015      600,188
    3,500,000    Klamath Falls, Oregon Inter Community Hospital Authority Revenue
                 Bonds (Gross-Merle West Medical Center Project)                         7.100          9/1/2024    3,675,000
                                                          Total Oregon                                              4,275,188
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Pennsylvania (3.0%)
    2,480,000    Allegheny County, Pennsylvania Redevelopment Authority Tax
                 Increment Revenue Bonds (Waterfront Project) (Series B)                 6.000        12/15/2010    2,690,800
    2,550,000    Allegheny County, Pennsylvania Redevelopment Authority Tax
                 Increment Revenue Bonds (Waterfront Project) (Series C)                 6.550        12/15/2017    2,731,687
      695,000    Bucks County, Pennsylvania Industrial Development Authority
                 Multifamily Revenue Bonds (New Hope Manor Project) (Series A)
                 (Subject to 'AMT')                                                      5.200          3/1/2012      699,344
    4,000,000    Carbon County, Pennsylvania Industrial Developement Authority
                 Revenue Bonds (Panther Creek Partners Project)
                 (Subject to 'AMT')                                                      6.650          5/1/2010    4,255,000
    1,520,000    Cornwall Lebanon, Pennsylvania School District Capital Appreciation
                 General Obligation Bonds (FSA Insured)                                  0.000         3/15/2017      710,600
    2,000,000    Cornwall Lebanon, Pennsylvania School District Capital Appreciation
                 General Obligation Bonds (FSA Insured)                                  0.000         3/15/2016      997,500
    2,000,000    Lebanon County, Pennsylvania Good Samaritan Hospital Authority
                 Revenue Bonds                                                           6.000        11/15/2018    1,975,000
    1,880,000    Montgomery County, Pennsylvania Higher Education and Health
                 Authority Revenue Bonds (Foulkeways at Gwynedd Project)                 6.750        11/15/2030    1,985,750
      435,000    Montgomery County, Pennsylvania Higher Education and Health
                 Authority Revenue Bonds (Foulkeways at Gwynedd Project)                 6.750        11/15/2024      458,925
      500,000    Pennsylvania State Higher Education Assistance Agency Student Loan
                 Revenue Bonds (Series C) (AMBAC Insured) (Subject to 'AMT')             7.150          9/1/2021      514,405
      200,000    Pennsylvania State Higher Educational Facilities Authority Health
                 Services Revenue Bonds (Series A) (MBIA Insured)                        4.900        11/15/2001      200,148
                                                          Total Pennsylvania                                       17,219,159
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Rhode Island (0.1%)
      650,000    Rhode Island State Health and Educational Building Corporation
                 Revenue Bonds (Roger Williams General Hospital)                         5.400          7/1/2013      619,938
                                                          Total Rhode Island                                          619,938
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South Carolina (3.0%)
    3,900,000    Connector 2000 Association, Inc., South Carolina Toll Road Capital
                 Appreciation Revenue Bonds (Series B) (ACA/CBI Insured)                 0.000          1/1/2011    2,398,500
    2,000,000    Grand Strand Water and Sewer Authority, South Carolina Waterworks
                 and Sewer Systems Revenue Bonds (FSA Insured)/3/                        5.000%         6/1/2031    1,987,500
      190,000    Piedmont Municipal Power Agency South Carolina Electric
                 Revenue Bonds (Series A)                                                6.600          1/1/2021      190,178
    3,320,000    Piedmont Municipal Power Agency South Carolina Electric Revenue
                 Bonds (Series A)                                                        6.550          1/1/2016    3,323,287
    1,000,000    South Carolina Jobs Economic Development Authority Hospital
                 Facilities Revenue Bonds (Palmetto Health Alliance) (Series A)          7.000        12/15/2010    1,112,500
    7,800,000    Tobacco Settlement Revenue Management Authority South Carolina
                 Revenue Bonds (Series B)                                                6.375         5/15/2028    8,346,000
                                                          Total South Carolina                                     17,357,965
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South Dakota (0.3%)
    2,000,000    South Dakota State Health and Educational Facilities Authority
                 Revenue Bonds (Prarie Lakes Health Care System, Inc.)
                 (ACA/CBI Insured)                                                       5.650          4/1/2022    2,002,500
                                                          Total South Dakota                                        2,002,500
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Tennessee (1.8%)
    4,195,000    Metropolitan Government Nashville and Davidson County, Tennessee
                 Industrial Development Board Revenue Bonds (Series A)
                 (GNMA Insured)                                                          6.625         3/20/2036    4,656,450
    1,500,000    Metropolitan Government Nashville and Davidson County, Tennessee
                 Health and Educational Facilities Revenue Bonds (Series A-1)
                 (GNMA Insured)                                                          7.250         6/20/2036    1,715,625
      300,000    Municipal Energy Acquisition Corporation Tennessee Gas Revenue
                 Bonds (FSA Insured)                                                     4.125          3/1/2008      300,375
    1,000,000    Putnam County, Tennessee General Obligation Bonds
                 (FGIC Insured)                                                          5.250          4/1/2020    1,055,000
    2,040,000    Tennergy Corporation Tennessee Gas Revenue Bonds
                 (MBIA Insured)                                                          4.125          6/1/2009    2,022,150
      250,000    Tennessee Energy Acquisition Corporation Gas Revenue Bonds
                 (Series A) (AMBAC Insured)                                              5.000          9/1/2007      263,750
      250,000    Tennessee Energy Acquisition Corporation Gas Revenue Bonds
                 (Series A) (AMBAC Insured)                                              4.300          9/1/2003      256,875
      225,000    Tennessee Energy Acquisition Corporation Gas Revenue Bonds
                 (Series B) (AMBAC Insured)                                              4.500          9/1/2008      230,344
      200,000    Tennessee Energy Acquisition Corporation Gas Revenue Bonds
                 (Series B) (AMBAC Insured)                                              4.400          9/1/2006      207,000
                                                          Total Tennessee                                          10,707,569
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Texas (7.6%)
    1,250,000    Abilene Texas Waterworks and Sewer System General Obligation
                 Bonds (Series B)                                                        4.600         2/15/2009    1,249,912
    1,250,000    Abilene Texas Waterworks and Sewer System General Obligation
                 Bonds (Series B)                                                        4.500         2/15/2008    1,249,912
    2,000,000    Amarillo, Texas Health Facilities Corporation Revenue Bonds
                 (Baptist St. Anthonys Hospital Corporation) (FSA Insured)               5.500          1/1/2017    2,155,000
    1,055,000    Arlington, Texas General Obligation Bonds                               5.500         8/15/2019    1,110,388
      750,000    Arlington, Texas General Obligation Bonds                               5.375         8/15/2016      796,875
      200,000    Arlington, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         2/15/2021      215,500
    1,930,000    Bexar County, Texas Housing Finance Corporation Multifamily
                 Housing Revenue Bonds (Dymaxion and Marrach Park Apartments)
                 (Series A) (MBIA Insured)                                               6.000          8/1/2023    2,048,213
    2,000,000    Bexar County, Texas Housing Finance Corporation Multifamily
                 Housing Revenue Bonds (Nob Hill Apartments) (Series A)                  6.000          6/1/2031    1,945,000
    1,720,000    Bexar County, Texas Housing Finance Corporation Multifamily
                 Housing Revenue Bonds (Pan American Apatments) (Series A-1)
                 (GNMA Insured)                                                          7.000         3/20/2031    1,969,400
    1,000,000    Bexar County, Texas Housing Finance Corporation Multifamily
                 Housing Revenue Bonds (Waters at Northern Hills Apartments)
                 (Series A) (MBIA Insured)                                               6.000          8/1/2031    1,066,250
    3,950,000    Colorado River, Texas Municipal Water District Revenue Bonds
                 (MBIA Insured)                                                          5.000          1/1/2014    4,043,812
      500,000    Corpus Christi, Texas General Obligation Bonds (Series A)
                 (FSA Insured)/3/                                                        5.000          3/1/2012      531,875
    1,375,000    Deer Park, Texas Independent School District General Obligation
                 Bonds (PSF/GTD Insured)                                                 5.000         2/15/2013    1,472,969
    1,445,000    Frisco, Texas Independent School District General Obligation Bonds
                 (PSF/GTD Insured)                                                       6.250         8/15/2017    1,616,594
    1,500,000    Harris County, Texas Health Facilities Corporation Revenue Bonds
                 (Sisters of Charity Health Care Systems) (Series B)
                 (Escrowed to Maturity)                                                  6.250          7/1/2027    1,777,500
    3,770,000    Mesquite, Texas Independent School District General Obligation
                 Bonds (Series A) (PSF/GTD Insured)                                      6.000         2/15/2020    4,015,050
    1,865,000    Nueces County, Texas Housing Finance Corporation Multifamily
                 Housing Revenue Bonds (Dolphins Landing Apartments Project)
                 (Series A)                                                              6.875          7/1/2030    1,958,250
    1,000,000    Panhandle, Texas Regional Housing Finance Revenue Bonds
                 (Series A)                                                              6.250          3/1/2010    1,076,250
    1,275,000    South San Antonio, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         8/15/2019    1,378,594
    1,250,000    South San Antonio, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         8/15/2018    1,357,812
    1,180,000    South San Antonio, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         8/15/2017    1,287,675
    1,410,000    Tarrant County, Texas College District General Obligation Bonds         5.375         2/15/2013    1,543,950
    1,070,000    Tarrant County, Texas Housing Finance Corporation Multifamliy
                 Revenue Bonds (Series A)                                                6.000          6/1/2031    1,040,575
    1,000,000    Texas State Affordable Housing Corporation Multifamily Housing
                 Revenue Bonds (Ashton Place & Woodstock Apartments)
                 (Series A)                                                              6.200          8/1/2021    1,013,750
    2,000,000    Travis County, Texas Health Facilities Development Corporation
                 Revenue Bonds (Ascension Health Credit) (Series A)
                 (MBIA Insured)                                                          6.250        11/15/2017    2,205,000
    3,280,000    Wylie, Texas Independent School District Unrefunded General
                 Obligation Bonds (PSF/GTD Insured)                                      7.000         8/15/2024    3,866,300
                                                          Total Texas                                              43,992,406
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---------------------------------------------------------------------------------------------------------------------------------------
Utah (0.7%)
     $585,000    Intermountain Power Agency Utah Power Supply Revenue Bonds
                 (Series B) (MBIA/IBC Insured) (Escrowed to Maturity)                    5.000%         7/1/2016     $614,250
    2,965,000    Intermountain Power Agency Utah Power Supply Revenue Prerefunded
                 Bonds (Series A) (AMBAC/TCRS Insured) (Escrowed to Maturity)            5.500          7/1/2020    3,087,306
      250,000    Intermountain Power Agency Utah Power Supply Unrefunded Revenue
                 Bonds (AMBAC Insured)                                                   5.000          7/1/2013      250,280
      330,000    Intermountain Power Agency Utah Power Supply Unrefunded Revenue
                 Bonds (Series B) (MBIA/IBC Insured)                                     5.000          7/1/2016      330,238
                                                          Total Utah                                                4,282,074
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Virginia (0.9%)
    2,500,000    Fairfax County, Virginia Industrial Development Authority Revenue
                 Bonds (Inova Health Systems Project)                                    5.250         8/15/2019    2,625,000
    1,355,000    Riverside, Virginia Regional Jail Authority Jail Facilities Prerefunded
                 Revenue Bonds (MBIA Insured)                                            5.875          7/1/2014    1,520,988
    1,130,000    Riverside, Virginia Regional Jail Authority Jail Facilities Unrefunded
                 Revenue Bonds (MBIA Insured)                                            5.875          7/1/2014    1,228,875
                                                          Total Virginia                                            5,374,863
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---------------------------------------------------------------------------------------------------------------------------------------
Washington (3.5%)
    2,060,000    Clark and Skamania Counties, Washington School District #112-6
                 Washougal General Obligation Bonds (FGIC Insured)                       6.000         12/1/2019    2,291,750
    1,000,000    Grant County, Washington Public Utilites District #2 Priest Rapids
                 Hydro Electric Revenue Bonds (Series A) (MBIA Insured)                  5.250          1/1/2017    1,030,000
    1,000,000    Quinault Indian Nation, Washington Revenue Bonds (Quinault Beach)
                 (Series A) (ACA Insured)                                                5.800         12/1/2015    1,046,250
      100,000    Seattle, Washington Water System Revenue Bonds (Series B)
                 (FGIC Insured)                                                          6.000          7/1/2029      109,000
    1,770,000    Tacoma, Washington Solid Waste Utilities Revenue Bonds
                 (AMBAC Insured)                                                         5.375         12/1/2016    1,869,563
    5,000,000    Washington State General Obligation Bonds (Series A)                    6.750          2/1/2015    6,087,500
    1,700,000    Washington State Health Care Facilities Authority Revenue Bonds
                 (Kadlec Medical Center)                                                 6.000         12/1/2030    1,793,500
    2,000,000    Washington State Health Care Facilities Authority Revenue Bonds
                 (Swedish Health Services) (AMBAC Insured)                               5.125        11/15/2018    2,027,500
    2,975,000    Washington State Housing Finance Commission Multi-Family
                 Mortgage Revenue Bonds (Pooled Loan Program)
                 (Subject to 'AMT)                                                       6.300          1/1/2021    3,209,281
    1,000,000    Washington State Housing Finance Commission Nonprofit Housing
                 Revenue Bonds (Crista Ministries Projects) (Series A)                   5.350          7/1/2014    1,027,500
                                                          Total Washington                                         20,491,844
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---------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (2.4%)
    3,830,000    Brown County, Wisconsin Housing Authority Student Housing Revenue
                 Bonds (University Village Housing, Inc. Project) (Series B)             5.125          4/1/2021    3,815,637
    1,105,000    Monroe, Wisconsin School District General Obligation Bonds
                 (AMBAC Insured)                                                         6.875          4/1/2014    1,317,713
      645,000    Waukesha, Wisconsin Redevelopment Authority Development Revenue
                 Bonds (Avalon Square Project) (Series A)                                4.300         6/20/2011      645,000
    2,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Marshfield Clinic) (Series B)                                    6.000         2/15/2025    1,957,500
    1,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Agnesian Healthcare, Inc.)                                       6.000          7/1/2030    1,021,250
    1,500,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Aurora Health Care) (Series B)                                   5.500         2/15/2015    1,456,875
    1,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Eagle River Memorial Hospital, Inc. Project)                     5.750         8/15/2020    1,026,250
    1,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Franciscan Sisters Christian) (Series A)                         5.500         2/15/2018      993,750
    2,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Watertown Memorial Hospital, Inc.)                               5.500         8/15/2029    2,015,000
                                                          Total Wisconsin                                          14,248,975
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---------------------------------------------------------------------------------------------------------------------------------------
Wyoming (1.1%)
    5,825,000    Wyoming State Farm Loan Board Capital Facilities
                 Revenue Bonds                                                           5.750         10/1/2020    6,407,500
                                                          Total Wyoming                                             6,407,500
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                                                          Total Municipal Bond Investments
                                                          (amortized cost basis $524,936,305)                     568,193,208

    Principal                                                                           Interest                     Market
     Amount      Short-Term Tax-Exempt Variable Rate Investments (1.7%)                   Rate                        Value
=======================================================================================================================================
   $9,629,096    Citifunds Institutional Tax-Free Reserves                               1.910%                    $9,629,096
-----------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Tax Exempt Variable Rate Investments
                                                          (amortized cost basis $9,629,096)                         9,629,096
---------------------------------------------------------------------------------------------------------------------------------------

                                                          Total Investments (99.2%)
(amortized cost basis $534,565,401)                       577,822,304

                                                          Other Assets, Less Liabilities (0.8%)                     4,801,214

                                                          Net Assets: (100.0%)                                   $582,623,518

                                                                                                                 Unrealized
                                                                                      Underlying Face           Appreciation/
Futures                                                     Expiration Date           Amount at Value           Depreciation
=======================================================================================================================================
Sold:
           71    U.S. Treasury Bond Futures/8/                 12/1/2001                 $7,701,278                $(154,906)
=======================================================================================================================================

/3/ When-issued security.
/4/ Pledged as security for when-issued securities or futures contracts.
/7/ Step-coupon bond.
/8/ Futures contract.

           See page 49 for a complete discussion of investment terms.
The accompanying notes to the financial statements are an integral part of this schedule.
                                   Unaudited.

                                THE AAL BOND FUND
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The  Fund  seeks  a high  level  of  current  income,  consistent  with  capital
preservation   by   investing   primarily   in  a   diversified   portfolio   of
investment-grade bonds.

    Principal                                                                          Interest       Maturity       Market
      Amount     Long-Term Fixed-Income Investments (94.5%)                              Rate           Date          Value
=======================================================================================================================================

Asset Backed Securities (7.9%)
   $3,000,000    Associates Manufactured Housing Contract Pass-Through
                 Certificates Series 1996-1 Class M                                      7.900%       3/15/2027    $3,317,412
    2,125,000    EQCC Home Equity Loan Trust Series 1997-3 Class A7                      6.930        2/15/2029     2,252,083
    4,936,892    Green Tree Financial Corporation Series 1996-6 Class A6                 7.950        9/15/2027     5,389,161
    4,901,314    Green Tree Financial Corporation Series 1996-7 Class A6                 7.650       10/15/2027     5,454,692
    2,741,892    Green Tree Financial Corporation Series 1997-6 Class A5                 6.680        1/15/2029     2,821,939
    3,000,000    Green Tree Home Improvement Loan Trust
                 Series 1996-D Class HEM1                                                8.100        9/15/2027     3,217,797
    4,500,000    Harley-Davidson Eaglemark Motorcycle
                 Trust Series 1999-1                                                     6.710        1/15/2007     4,742,563
    4,000,000    Residential Asset Securities Corporation
                 Series 2000-KS1 Class AI/4/                                             8.040       10/25/2008     4,347,892
    4,000,000    Vanderbilt Mortgage Finance Series 2000-B Class IA/2/                   8.045         7/7/2012     4,242,172
                                                Total Asset Backed Securities                                      35,785,711
---------------------------------------------------------------------------------------------------------------------------------------

Basic Materials (4.1%)
    4,500,000    International Paper Company                                             7.625         8/1/2004     4,869,976
    4,000,000    Praxair, Inc.                                                           6.500         3/1/2008     4,226,916
    4,000,000    Stora Enso Oyj                                                          7.375        5/15/2011     4,365,224
    5,000,000    Weyerhaeuser Company/2/                                                 5.950        11/1/2008     5,033,010
                                                Total Basic Materials                                              18,495,126
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Capital Goods (5.7%)
    4,000,000    Northrop Grumman Corporation                                            7.125        2/15/2011     4,225,192
    6,950,000    Raytheon Company                                                        6.150        11/1/2008     7,020,070
    4,000,000    Republic Services, Inc.                                                 6.750        8/15/2011     4,167,324
    5,000,000    Tyco International Group SA                                             6.125        11/1/2008     5,157,660
    5,000,000    Waste Management, Inc.                                                  7.000        10/1/2004     5,304,085
                                                Total Capital Goods                                                25,874,331
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---------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Backed Securities (5.4%)
    4,000,000    First Union National Bank Commercial Mortgage Trust
                 Pass-Through Certificates Series 1999-C4 Class A2                       7.390       11/15/2009     4,468,084
    4,000,000    First Union-Lehman Brothers- Bank of America Commercial
                 Mortgage Trust Series 1998-C2 Class A2                                  6.560       11/18/2008     4,312,760
    4,000,000    Morgan Stanley Dean Witter Capital I, Inc. Commercial
                 Mortgage Series 1998-WF2 Class A2                                       6.540        5/15/2008     4,299,128
    5,500,000    Morgan Stanley Dean Witter Capital I, Inc. Commercial
                 Mortgage Series 1999-WF1 Class A2                                       6.210       11/15/2031     5,808,401
    5,000,000    Nationslink Funding Corporation Series 1999-2 Class A3                  7.181        6/20/2031     5,470,945
                                                Total Commercial Mortgage Backed Securities                        24,359,318
---------------------------------------------------------------------------------------------------------------------------------------

Communications (9.3%)
   $4,000,000    Citizens Communications Company                                           8.500%     5/15/2006    $4,320,824
    4,000,000    Continental Cablevision, Inc.                                             8.875      9/15/2005     4,512,288
    5,500,000    Cox Enterprises, Inc./2/                                                  8.000      2/15/2007     6,004,741
    3,918,000    Fox Kids Worldwide, Inc.                                                  0.000      11/1/2007     3,918,000
    4,500,000    LCI International, Inc.                                                   7.250      6/15/2007     4,783,351
    4,500,000    Qwest Capital Funding, Inc./2/                                            7.000       8/3/2009     4,519,197
    4,835,000    Sprint Capital Corporation                                                5.875       5/1/2004     4,974,761
    4,000,000    TELUS Corporation                                                         8.000       6/1/2011     4,360,300
    4,000,000    WorldCom, Inc.                                                            7.750       4/1/2007     4,298,184
                                                Total Communications                                               41,691,646
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---------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.8%)
    4,000,000    Ford Motor Credit Company                                                 6.500      1/25/2007     3,987,680
    4,000,000    General Motors Acceptance Corporation                                     6.125      9/15/2006     3,980,720
                                                Total Consumer Cyclicals                                            7,968,400
---------------------------------------------------------------------------------------------------------------------------------------

Consumer Noncyclicals (3.6%)
    6,000,000    ConAgra Foods, Inc.                                                       6.000      9/15/2006     6,253,980
    5,000,000    Kroger Company                                                            7.650      4/15/2007     5,595,165
    4,500,000    Tenet Healthcare Corporation/2/                                           6.375      12/1/2011     4,468,374
                                                Total Consumer Noncyclicals                                        16,317,519
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Energy (3.6%)
    4,000,000    Conoco Funding Company                                                   6.350      10/15/2011     4,064,896
    5,150,000    Tosco Corporation                                                        7.250        1/1/2007     5,609,143
    6,100,000    Union Pacific Resources Group, Inc.                                      6.750       5/15/2008     6,477,255
                                                Total Energy                                                       16,151,294
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---------------------------------------------------------------------------------------------------------------------------------------
Finance (10.2%)
    5,500,000    Bank of America Corporation                                               7.400      1/15/2011     6,060,296
    6,500,000    Cabot Industrial Properties, L.P.                                         7.125       5/1/2004     6,862,804
    4,000,000    EOP Operating, L.P.                                                       6.800      1/15/2009     4,171,860
    4,200,000    Household Finance Corporation                                             7.875       3/1/2007     4,702,975
    6,000,000    Mack-Cali Realty Corporation                                              7.000      3/15/2004     6,304,938
    4,000,000    ProLogis Trust                                                            7.100      4/15/2008     4,229,060
    4,000,000    Regency Centers, L.P.                                                     7.125      7/15/2005     4,209,724
    5,000,000    Simon Property Group, L.P.                                                6.375     11/15/2007     5,053,130
    4,000,000    Union Planters Corporation                                                7.750       3/1/2011     4,396,312
                                                Total Finance                                                      45,991,099
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---------------------------------------------------------------------------------------------------------------------------------------
Pass Through Securities (22.5%)
    9,461,092    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       8/1/2031     9,752,020
    3,918,010    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       2/1/2031     4,041,349
    4,691,245    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       2/1/2031     4,835,500
    5,207,858    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       1/1/2031     5,371,802
    8,163,768    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       9/1/2030     8,458,480
    7,898,560    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       7/1/2030     8,173,114
    8,217,662    Federal Home Loan Mortgage Corporation Gold
                 30-Yr. Pass Through                                                       6.500       4/1/2030     8,514,319
   11,916,499    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                             6.500        9/1/2031    12,271,730
    8,977,638    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                             6.500        9/1/2031     9,245,261
    7,931,679    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                             6.500        8/1/2031     8,168,123
    9,843,968    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                             6.500        5/1/2031    10,137,416
    8,256,378    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                             6.500        5/1/2031     8,502,501
    3,981,223    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                             6.500        4/1/2029     4,110,494
                                                Total Pass Through Securities                                     101,582,109
---------------------------------------------------------------------------------------------------------------------------------------

Technology (0.7%)
    4,000,000    Nortel Networks, Ltd.                                                     6.125     2/15/2006      3,116,480
                                                Total Technology                                                    3,116,480
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
Transportation (1.8%)
    4,000,000    Burlington Northern Santa Fe Corporation                                  6.750      7/15/2011     4,218,708
    4,000,000    Union Pacific Corporation                                                 5.750     10/15/2007     4,081,572
                                                Total Transportation                                                8,300,280
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities (5.6%)
    4,500,000    U.S. Treasury Bonds                                                      7.250      8/15/2022      5,748,048
   15,650,000    U.S. Treasury Bonds                                                      7.250      5/15/2016     19,463,467
                                                Total U.S. Government Securities                                   25,211,515
---------------------------------------------------------------------------------------------------------------------------------------

Utilities (12.3%)
    5,100,000    Arizona Public Service Company                                            6.375    10/15/2011      5,224,828
    4,000,000    Calpine Canada Energy Finance ULC                                         8.500      5/1/2008      4,004,920
    5,200,000    DTE Energy Company                                                        7.050      6/1/2011      5,649,857
    4,000,000    El Paso Energy Corporation                                                6.750     5/15/2009      4,061,816
    2,050,000    Enogex, Inc./2/                                                           8.125     1/15/2010      2,223,590
    4,000,000    Enterprise Products Operating, L.P.                                       8.250     3/15/2005      4,348,132
    5,860,000    Niagara Mohawk Power Corporation                                          7.750     10/1/2008      6,443,820
    4,000,000    Niagara Mohawk Power Corporation                                          5.375     10/1/2004      4,063,784
    4,500,000    Nisource Finance Corporation                                              7.875    11/15/2010      5,043,334
    4,000,000    Northeast Generation Company/2/                                           4.998    10/15/2005      4,037,340
    5,000,000    Sierra Pacific Resources                                                  8.750     5/15/2005      5,390,245
    4,500,000    Xcel Energy, Inc.                                                         7.000     12/1/2010      4,803,165
                                                Total Utilities                                                    55,294,831
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Long-Term Fixed Income Investments
                                                (amortized cost basis $407,789,614)                               426,139,659
---------------------------------------------------------------------------------------------------------------------------------------

    Principal                                                              Interest                                  Market
      Amount     Short-Term Investments (5.3%)                              Rate/1/          Maturity Date            Value
=======================================================================================================================================
   $4,095,000    ALLTEL Corporation                                             2.520%           11/2/2001         $4,094,713
    7,000,000    American Express Credit Corporation                           2.484             11/1/2001          7,000,000
    5,800,000    American General Finance Corporation                          2.478             11/5/2001          5,798,402
    6,788,000    Countrywide Home Loans, Inc.                            2.570-2.598             11/6/2001          6,785,549
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments
                                                (amortized cost basis $23,678,664)                                 23,678,664
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments ( 99.8%)
                                                (amortized cost basis $431,468,278)                               449,818,323
---------------------------------------------------------------------------------------------------------------------------------------

                                                Other Assets, Less Liabilities (0.2%)                                 879,350

                                                Net Assets: (100.0%)                                             $450,697,673

/1/ The interest rate reflects the discount rate at the date of purchase.
/2/ 144A security.
                                      See page 49 for a complete discussion of investment terms.
                       The accompanying notes to the financial statements are an integral part of this schedule.
                                                              Unaudited.

                            THE AAL MONEY MARKET FUND
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Fund seeks a high level of current income, while maintaining liquidity and a constant  net  asset  value of $1.00  per share by  investing  in a  diversified portfolio of high-quality, short-term money market instruments.

   Principal                                                            Interest              Maturity              Market
     Amount      Short-term Investments (100.1%)                      Rate Range/1/          Date Range              Value
=======================================================================================================================================

  $19,402,000    Alcoa, Inc.                                           3.399-3.539%    11/2/2001-11/20/2001       $19,374,217
   19,448,000    Alpine Securitization Corporation/6/                 2.397-2.514      12/14/2001-1/18/2002        19,366,230
   19,614,000    American Express Credit Corporation                  2.072-3.518       11/20/2001-2/7/2002        19,542,754
    9,049,000    American General Finance Corporation                 2.165-3.574      12/11/2001-2/21/2002         8,998,006
    3,547,000    Boeing Capital Corporation/6/                              2.650                 11/8/2001         3,545,172
   19,500,000    CIT Group, Inc.                                      2.271-3.226      12/12/2001-1/28/2002        19,420,543
   19,500,000    Coca-Cola Company                                    2.184-2.383       12/17/2001-2/8/2002        19,425,815
   19,648,000    Countrywide Home Loans, Inc.                         2.458-2.487     11/14/2001-11/21/2001        19,622,490
   11,500,000    CXC, Inc./6/                                         2.332-3.457       11/7/2001-1/11/2002        11,471,405
   19,498,000    Duke Energy Corporation                              2.191-2.405      11/13/2001-1/17/2002        19,444,169
   19,500,000    Eaglefunding Capital Corporation/6/                  2.332-3.756       1/10/2002-2/11/2002        19,339,206
   19,484,000    Edison Asset Securitization LLC/6/                   2.186-3.582      11/1/2001-12/18/2001        19,462,500
   17,903,000    Falcon Asset Securitization Corporation/6/           2.363-2.820      11/8/2001-12/17/2001        17,858,731
    1,921,616    Fidelity Domestic Portfolio Class III                      2.410                                   1,921,616
    9,800,000    Gannett Company, Inc./6/                             2.456-2.475      11/5/2001-11/19/2001         9,793,508
   19,385,000    General Electric Capital Corporation                 2.275-3.379      11/28/2001-1/29/2002        19,315,503
    2,670,000    Gillette Company                                           3.469                 11/5/2001         2,668,979
   19,554,000    Goldman Sachs Group, Inc.                            2.292-3.390        1/7/2002-1/17/2002        19,445,750
   19,763,000    Household Finance Corporation                        2.091-3.523        11/6/2001-2/1/2002        19,686,982
    7,919,000    IBM Credit Corporation                               3.541-3.572      11/7/2001-11/19/2001         7,910,309
    8,451,000    International Lease Finance Corporation                    3.491                 11/9/2001         8,444,503
   19,498,000    John Deere Capital Corporation                       3.345-3.433       11/8/2001-1/15/2002        19,441,166
   19,498,000    Knight Ridder, Inc.                                  3.388-3.568       12/4/2001-1/22/2002        19,381,544
   18,075,000    McGraw-Hill Companies, Inc.                          2.223-3.380      11/27/2001-1/24/2002        18,013,938
   19,449,000    Proctor & Gamble Company                             2.151-2.226      12/11/2001-1/18/2002        19,390,799
    2,739,000    R.R. Donnelley & Sons Company/6/                           2.481                 12/3/2001         2,732,987
   14,091,000    SBC Communications, Inc./6/                          2.115-3.612       12/7/2001-2/28/2002        14,022,655
   10,178,000    Textron, Inc./6/                                             2.474              12/20/2001        10,143,921
   19,681,000    Toyota Motor Credit Corporation                      2.178-3.356      11/15/2001-1/31/2002        19,597,933
    9,500,000    United Technologies Corporation/6/                   2.442-2.675      12/27/2001-1/23/2002         9,445,888
    9,552,000    Verizon Network Funding                              2.244-2.434      11/6/2001-11/28/2001         9,544,808
   12,672,000    Wells Fargo Financial, Inc.                          2.034-3.379      11/29/2001-2/27/2002        12,615,189
   17,221,000    Wisconsin Energy Corporation/6/                      2.481-2.509     11/15/2001-12/10/2001        17,184,666
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments
                                                (amortized cost basis $477,573,882)                               477,573,882
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments  (100.1%)
                                                (amortized cost basis $477,573,882)                               477,573,882
---------------------------------------------------------------------------------------------------------------------------------------

                                                Other Assets, Less Liabilities (-0.1%)                              (667,665)
---------------------------------------------------------------------------------------------------------------------------------------

                                                Net Assets: (100.0%)                                             $476,906,217
---------------------------------------------------------------------------------------------------------------------------------------

 /1/  The interest rate shown reflects the coupon rate or, for the securities purchased at a discount, the discount rate at the date of purchase.
 /6/  (4)2 commercial paper.

           See page 49 for a complete discussion of investment terms.
 The accompanying notes to the financial statements are an integral part of this schedule.
                                   Unaudited.

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2001                                           The AAL            The AAL         The AAL        The AAL
(unaudited)                                                  High Yield Bond    Municipal Bond       Bond       Money Market
                                                                  Fund               Fund            Fund           Fund
=======================================================================================================================================
Assets:
Investments at cost                                            $136,835,681     $534,565,401      $431,468,278   $477,573,882
Investments at value                                           $127,442,911     $577,822,304      $449,818,323   $477,573,882
Cash                                                                     -            95,851               886            863
Unamortized organization & initial registration expenses              1,111               -                 -              -
Dividends and interest receivable                                 2,799,546        9,307,246         5,383,954         20,046
Prepaid expenses                                                     38,901           45,491            41,506         73,004
Receivable for investments sold                                     101,250        8,558,187         4,056,615             -
Receivable for trust shares sold                                     16,382          284,806           597,077      1,294,168
    Total Assets                                               $130,400,101     $596,113,885      $459,898,361   $478,961,963
---------------------------------------------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                                 3,068,467       12,425,635         8,409,240             -
Income distributions payable                                        326,874          458,315           319,238         72,585
Payable for trust shares redeemed                                    58,938           90,591            35,012      1,579,092
Variation Margin Payable                                                 -            57,688                -              -
Payable to affiliate                                                 97,129          348,624           258,290        208,355
Accrued expenses                                                    115,948          109,514           178,908        195,714
---------------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                            $3,667,356      $13,490,367        $9,200,688     $2,055,746
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Trust Capital (beneficial interest)                             193,485,142      551,128,469       448,164,408    476,871,006
Accumulated undistributed net investment income (loss)             (134,622)              -           (299,126)        35,211
Accumulated undistributed net realized gain (loss) on
investments                                                     (57,225,005)     (11,606,948)      (15,517,654)            -
Net unrealized appreciation (depreciation) on:
     Investments                                                 (9,392,770)      43,256,903        18,350,045             -
     Future contracts                                                    -          (154,906)               -              -
     Total Net Assets                                          $126,732,745     $582,623,518      $450,697,673   $476,906,217
---------------------------------------------------------------------------------------------------------------------------------------

Total Liabilities & Capital                                    $130,400,101     $596,113,885      $459,898,361   $478,961,963
---------------------------------------------------------------------------------------------------------------------------------------

Class A share capital                                          $114,931,604     $568,195,927      $421,061,141   $440,295,587
 Shares of beneficial interest outstanding (Class A)             18,296,066       49,719,758        41,119,200    440,295,587
Net asset value per share                                            $6.28           $11.43            $10.24          $1.00
Maximum public offering price                                        $6.54           $11.91            $10.67          $1.00
Class B share capital                                            $9,337,138      $10,184,616        $6,141,537     $3,649,140
 Shares of beneficial interest outstanding (Class B)              1,486,389          891,516           599,456      3,649,140
Net asset value per share                                            $6.28           $11.42            $10.25          $1.00
Class I share capital                                            $2,464,003       $4,242,975       $23,494,995    $32,961,490
 Shares of beneficial interest outstanding (Class I)                392,435          371,403         2,293,813     32,961,490
Net asset value per share                                            $6.28           $11.42            $10.24          $1.00

STATEMENT OF OPERATIONS
=======================================================================================================================================
For the six months ended                                            The AAL            The AAL        The AAL        The AAL
October 31, 2001 (unaudited)                                    High Yield Bond    Municipal Bond      Bond       Money Market
                                                                     Fund               Fund           Fund           Fund
Investment Income
 Dividends                                                         $101,250  $               - $               - $             -
 Taxable interest                                                 6,089,109          180,800        13,859,718      9,033,797
 Tax exempt interest                                                     -        15,092,829                -              -
      Total Investment  Income                                   $6,190,359      $15,273,629       $13,859,718     $9,033,797
---------------------------------------------------------------------------------------------------------------------------------------

Expenses
Adviser fees                                                        197,828        1,239,558           987,418      1,166,433
Sub-Adviser fees                                                    164,856               -                 -              -
Administrative service and pricing fees                              28,942           48,774            27,922         26,217
Amortization of organizational costs & registration fees              3,351               -                 -              -
Audit and legal fees                                                 11,171            8,270            11,717          7,756
Custody fees                                                          4,558           12,476             9,535         11,737
Distribution expense Class A                                        149,729          673,523           475,922        269,791
Distribution expense Class B                                         48,331           46,575            25,764         15,101
Printing and postage expense Class A                                 13,987           18,137            64,423        128,958
Printing and postage expense Class B                                  4,747            1,833             3,903          8,378
Printing and postage expense Class I                                     49               92               184            785
SEC and state registration expense                                   20,468           24,619            20,696         42,722
Shareholder maintenance fees Class A                                 20,354           33,723            49,400         85,076
Shareholder maintenance fees Class B                                  2,928            1,319             1,542            830
Shareholder maintenance fees Class I                                     21                7                66             80
Transfer Agent fees Class A                                          56,383          103,052           134,561        194,069
Transfer Agent fees Class B                                           8,091            3,488             4,129          2,220
Transfer Agent fees Class I                                              35               22               175            233
Trustees fees and expenses                                            1,787            7,753             5,675          6,451
Other expenses                                                          916            4,596             4,595          4,596
---------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                           $738,532       $2,227,817        $1,827,627     $1,971,433
---------------------------------------------------------------------------------------------------------------------------------------

     Less Reimbursement from Adviser (1)                            (47,711)        (265,796)         (298,372)      (402,922)
---------------------------------------------------------------------------------------------------------------------------------------
     Total Net Expenses                                            $690,821       $1,962,021        $1,529,255     $1,568,511
---------------------------------------------------------------------------------------------------------------------------------------

Net Investment Income                                            $5,499,538      $13,311,608       $12,330,463     $7,465,286
---------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains (Losses) on Investments and Future Contracts
Net realized gains (losses) on investments                       (8,060,550)         884,410         6,772,745             -
Change in net unrealized appreciation (depreciation)
on investments                                                   (1,446,295)      22,164,232        13,133,986             -
Change in net unrealized appreciation (depreciation) on future contracts -          (154,906)               -              -
---------------------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gains (Losses) on
     Investments and Future Contracts                           $(9,506,845)     $22,893,736       $19,906,731       $     -
---------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets From Operations           $(4,007,307)     $36,205,344       $32,237,194     $7,465,286
---------------------------------------------------------------------------------------------------------------------------------------

(1) During the six month period ended October 31, 2001, the following Funds had class specific reimbursements: The AAL High Yield
Bond Fund Class A $36,389, Class B $11,322; The AAL Money Market Fund Class A $215,833, Class B $1,726.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2001
=============================================================================================================================================================
For the six months or period ended                                        The AAL                          The AAL
October 31, 2001 (unaudited) and for the                           High Yield Bond Fund              Municipal Bond Fund
year ended April 30, 2001                                   Six Months Ended     Year Ended    Six Months Ended    Year Ended
                                                               10/31/2001         4/30/2001       10/31/2001        4/30/2001
============================================================================================================================================================
Operations
Net investment income                                            $5,499,538      $12,599,237       $13,311,608    $24,628,847
Net realized gains (losses) on investments                       (8,060,550)     (36,726,266)          884,410       (635,374)
Change in net unrealized appreciation (depreciation)
on investments                                                   (1,446,295)      22,921,083        22,164,232     23,238,833
Change in net unrealized appreciation (depreciation) on future
contracts                                                                -                -           (154,906)            -
=======================================================================================================================================
Net Increase (Decrease) in Net Assets Resulting from
Operations                                                      $(4,007,307)     $(1,205,946)      $36,205,344    $47,232,306
---------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income Class A                               (5,179,378)     (11,288,815)      (13,054,001)   (24,235,804)
From net investment income Class B                                 (381,749)        (862,302)         (186,008)      (325,300)
From net investment income Class I                                 (109,427)        (180,701)          (71,599)       (67,743)
Total Distributions to Shareholders                             $(5,670,554)    $(12,331,818)     $(13,311,608)  $(24,628,847)
---------------------------------------------------------------------------------------------------------------------------------------

Trust Share Transactions
Purchases of trust shares                                        11,958,114       25,391,854        54,391,816     55,736,730
Income dividends reinvested                                       3,663,844        7,881,583        10,763,257     20,058,787
Redemption of trust shares                                      (12,111,650)     (34,643,773)      (20,085,381)   (52,956,178)
=======================================================================================================================================
Net Increase/(Decrease) in Trust Capital                         $3,510,308      $(1,370,336)      $45,069,692    $22,839,339
---------------------------------------------------------------------------------------------------------------------------------------

Net Increase/(Decrease) in Net Assets                           $(6,167,553)    $(14,908,100)      $67,963,428    $45,442,798
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets Beginning of Period                                 $132,900,298     $147,808,398      $514,660,090   $469,217,292
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets End of Period                                       $126,732,745     $132,900,298      $582,623,518   $514,660,090
---------------------------------------------------------------------------------------------------------------------------------------

Accumulated Undistributed Net Investment Income/(Loss)            $(134,622)         $36,394  $                -  $                -
---------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS--CONTINUED
FOR THE PERIOD ENDED OCTOBER 31, 2001
============================================================================================================================================================
                                                                          The AAL                          The AAL
                                                                         Bond Fund                    Money Market Fund
                                                            Six Months Ended     Year Ended    Six Months Ended     Year Ended
                                                               10/31/2001         4/30/2001       10/31/2001        4/30/2001
Operations
Net investment income                                           $12,330,463      $24,692,654        $7,465,286    $22,660,664
Net realized gains on investments                                 6,772,745        4,697,595                 -             -
Change in net unrealized appreciation (depreciation)
on investments                                                   13,133,986       14,388,490                 -              -
Change in net unrealized appreciation (depreciation) on future
contracts                                                                 -                -                 -              -
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                                      $32,237,194      $43,778,739        $7,465,286    $22,660,664
---------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income Class A                              (10,970,772)     (21,022,587)       (6,899,306)   (21,040,062)
From net investment income Class B                                 (124,767)        (212,197)          (36,101)      (125,343)
From net investment income Class I                               (1,630,501)      (3,457,870)         (529,879)    (1,495,259)
Total Distributions to Shareholders                            $(12,726,040)    $(24,692,654)      $(7,465,286)  $(22,660,664)
---------------------------------------------------------------------------------------------------------------------------------------

Trust Share Transactions
Purchases of trust shares                                        68,412,066       57,226,635       290,118,426    604,913,296
Income dividends reinvested                                       9,895,304       18,586,398         6,991,770     21,461,767
Redemption of trust shares                                      (60,774,455)     (54,505,303)     (272,713,608)  (537,125,179)
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                        $17,532,915      $21,307,730       $24,396,588    $89,249,884
---------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets                           $37,044,069      $40,393,815       $24,396,588    $89,249,884
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets Beginning of Period                                 $413,653,604     $373,259,789      $452,509,629   $363,259,745
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets End of Period                                       $450,697,673     $413,653,604      $476,906,217   $452,509,629
---------------------------------------------------------------------------------------------------------------------------------------

Accumulated Undistributed Net Investment
---------------------------------------------------------------------------------------------------------------------------------------
Income (Loss)                                                     $(299,126)         $96,451           $35,211        $35,211

 The accompanying notes to the financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS AS OF OCTOBER 31, 2001

(A) ORGANIZATION

The AAL Mutual Funds (“Funds” or “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management investment company under the Investment Company Act of 1940. The Trust currently consists of fourteen equity Funds, six fixed-income Funds and one money market Fund. The Trust commenced operations on July 16, 1987.

The Trust offers three classes of shares. Class A shares have a maximum front-end sales load of 4.00% and a 0.25% annual 12b-1 fee. On January 8, 1997, the Trust began offering Class B shares. Class B shares are offered at net asset value and have a 1.00% annual 12b-1 and service fee. In addition, Class B shares have a maximum contingent deferred sales charge of 5.00%. The contingent deferred sales charge declines by 1.00% per year through the fifth year. Class B shares convert to Class A shares at the end of the fifth year. On December 29, 1997, the Trust began offering a third class of shares to institutional clients. Class I shares are offered at net asset value and have no annual 12b-1 or service fees. The AAL Money Market Fund does not have a front-end sales load.

The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund and the AAL Money Market Fund offer all three classes of shares. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares. The other portfolios of the Trust not included above are printed under separate annual reports.

(B) SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies of the Funds discussed in this report are:

Valuation – Securities traded on national securities exchanges are valued at last reported sales prices. Interest bearing money market instruments are valued at a cost that approximates the market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under the supervision of the Funds’ Board of Trustees. As of October 31, 2001, one security in The AAL High Yield Bond Fund was valued at fair value.

Futures Contracts – Certain funds may use futures contracts to manage the exposure to interest rate fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are pledged to the broker. Additional securities held by the Funds may be used as collateral for open futures contracts. The future contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. The AAL Municipal Bond Fund currently contains this type of investment.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. The Funds, accordingly, anticipate paying no Federal income taxes and no Federal income tax provision was recorded. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

Income and Expenses – The Funds are charged for those expenses that are directly attributed to each portfolio. Expenses that are not directly attributable to a portfolio are allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Class specific expenses, such as 12b-1 fees, transfer agent expenses, shareholder maintenance fees and printing and postage costs are charged to each Fund class of shares directly. Net investment income, non class-specific expenses and realized and unrealized gains or losses are allocated directly to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-divided date. Dividends from The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund, and The AAL Money Market Fund are accrued daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually.

Credit Risk – The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds’ policy is to monitor the credit worthiness of the issuer. Interest accruals on defaulted securities are monitored for ability to collect payment in default.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and the interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the effective interest method over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL High Yield Bond Fund is being amortized over the period of benefit, but not to exceed 60 months from the Fund’s commencement of operation. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and became effective for fiscal years beginning after December 15, 2000. The revised guide requires the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds were required to adjust the cost of their fixed-income securities by the cumulative amount of the amortization that would have been recognized had premium amortization been in effect from the purchase date of each holding. Adopting this accounting principle did not affect the Funds’ net asset values, but changed the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The impact upon adoption of premium amortization decreased the recorded cost of its investments (but not their market value) by $38,718 for The AAL High Yield Bond Fund and $142,521 for The AAL Bond Fund. Additionally, had this principle been in effect during the fiscal year ended April 30, 2001, the impact on net investment income would have decreased by approximately $0.00 per share for The AAL High Yield Bond Fund and $0.03 per share for The AAL Bond Fund, and realized and unrealized gain (loss) per share would have increased by the same amount.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, (“the Adviser”), under which each of the Funds pay a fee for investment advisory services. The annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

                                  $0 to       $50 to       $100 to     $200 to      $500 to     $1,000 to      Over
(M - Millions)                    $50M        $100M        $200M        $500M      $1,000M       $5,000M      $5,000M
================================================================================================================================
The AAL High Yield Bond Fund     0.55%         0.55%        0.55%       0.55%        0.55%         0.55%       0.55%
The AAL Municipal Bond Fund      0.45%         0.45%        0.45%       0.45%        0.45%         0.45%       0.45%
The AAL Bond Fund                0.45%         0.45%        0.45%       0.45%        0.45%         0.45%       0.45%
The AAL Money Market Fund        0.50%         0.50%        0.50%       0.50%        0.45%         0.45%       0.45%

The AAL High Yield Bond Fund has entered into a sub-advisory agreement with Pacific Investment Management Company (PIMCO). The sub-advisory fee is 0.25% of average daily net assets (payable from the annual advisory fee paid to the Adviser).

As of September 1, 2000, the Adviser voluntarily has waived 0.15% of the current fee of 0.45% in The AAL Bond Fund, 0.10% of the current fee of 0.45% in The AAL Municipal Bond Fund. This waiver ended October 15, 2001. As of September 1, 2000, the Adviser changed the current fee waiver for The AAL Money Market Fund from 0.225% to 0.075% to bring the effective advisory fee for this Fund to 0.425%. The Trust has entered into an administrative services agreement with Aid Association for Lutherans (“AAL”) pursuant to which AAL provides certain administrative services. AAL earned the following fees from the respective Funds for the six months ended October 31, 2001: $25,000 for The AAL High Yield Bond Fund, $25,000 for The AAL Municipal Bond Fund, $25,000 for The AAL Bond Fund and $25,000 for The AAL Money Market Fund.

The Trust has also contracted with the Adviser for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.75 per year per shareholder account.

The Trust has adopted a Distribution Plan (“the Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. On the Class A shares, a service fee of 0.25% of average net assets is charged for The AAL High Yield Bond Fund, The AAL Municipal Bond Fund and The AAL Bond Fund; 0.125% of average net assets is charged for The AAL Money Market Fund. On the Class B Shares, a service fee of 0.25% of average net assets is charged and a 12b-1 distribution fee of 0.75% of average net assets is charged for The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, and The AAL Bond Fund; a service fee of 0.125% of average net assets is charged and a 12b-1 distribution fee of 0.75% of average net assets is charged for The AAL Money Market Fund. There is no 12b-1 distribution fee or service fee on Class I shares.

Each Trustee of the Funds who is not affiliated with AAL or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds. The Funds maintain their proportionate share of AAL’s liability for the deferred fees.

Those Trustees not participating in the above plan received $16,625 in fees from the Trust for the six months ended October 31, 2001. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

AAL is the parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the six months ended October 31, 2001, and the year ended April 30, 2001, purchases and sales of securities other than short-term obligations were as follows:

                                                  Purchases                                   Sales
                                     Six Months Ended     Year Ended          Six Months Ended      Year Ended
                                        10/31/2001        4/30/2001              10/31/2001         4/30/2001
==================================================================================================================================
The AAL High Yield Bond Fund             $56,276,160     $135,625,883            $50,599,706       $138,102,459
The AAL Municipal Bond Fund              223,862,307      558,856,354            172,387,974        530,171,717
The AAL Bond Fund                        496,406,508      646,368,047            473,428,893        623,189,231

For the six months ended  October 31,  2001,  and the year ended April 30, 2001,
The AAL Bond Fund purchased  $106,182,367  and $105,083,871 and sold $88,440,537 and $140,034,161 in U.S. Government Obligations, respectively.

At April 30, 2001, the following Funds had accumulated net realized capital loss carryovers expiring in the following years:

Fund                                      2005              2006            2007            2008           2009
=================================================================================================================================
The AAL High Yield Bond Fund                $   -             $  -       $1,271,115     $3,377,296     $38,661,693
The AAL Municipal Bond Fund                     -                -                 -    11,386,599               -
The AAL Bond Fund                        2,246,041               -                 -    18,513,786       1,530,572

To the extent that these Funds realize net capital gains, taxable  distributions will be offset by any unused capital loss carryover.

The gross unrealized appreciation and depreciation on investments on October 31,
2001, and April 30, 2001, were as follows:

                                                        10/31/2001                               4/30/2001
                                                                   Net Unrealized                               Net Unrealized
                                                                    Appreciation                                Appreciation
                                   Appreciation    (Depreciation)  (Depreciation)  Appreciation  (Depreciation)  (Depreciation)
=====================================================================================================================================
The AAL High Yield Bond Fund         $3,774,391   $(13,167,161)     $(9,392,770)     $3,594,929   $(11,541,404)   $(7,946,475)
The AAL Municipal Bond Fund          43,539,162       (437,165)      43,101,997      23,630,433     (2,537,762)    21,092,671
The AAL Bond Fund                    19,251,868       (901,823)      18,350,045       6,720,594     (1,504,535)     5,216,059

(E) TRUST TRANSACTIONS
Transactions in trust shares were as follows:

The AAL High Yield Bond Fund
                                               Class A Shares               Class B Shares               Class I Shares
                                           Six Months      Year         Six Months      Year          Six Months     Year
                                              Ended        Ended           Ended        Ended            Ended       Ended
                                           10/31/2001    4/30/2001      10/31/2001    4/30/2001       10/31/2001   4/30/2001
=======================================================================================================================================
Shares purchased                           1,665,321     3,293,024         82,810       152,106         81,516      121,869
Income dividends reinvested                  523,678     1,041,171         33,926        68,972          9,904        9,893
Shares redeemed                           (1,790,178)   (4,491,509)       (67,445)     (338,127)       (21,764)     (72,989)
---------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in trust shares      398,821      (157,314)        49,291      (117,049)        69,656       58,773
--------------------------------------------------------------------------------------------------------------------------------------

The AAL Municipal Bond Fund
                                                   Class A                      Class B                      Class I
                                           Six Months      Year         Six Months      Year          Six Months     Year
                                              Ended        Ended           Ended        Ended            Ended       Ended
                                           10/31/2001    4/30/2001      10/31/2001    4/30/2001       10/31/2001   4/30/2001
                                             Shares       Shares          Shares       Shares           Shares      Shares
=======================================================================================================================================
Shares purchased                           4,552,796     4,825,592        137,257       116,294        146,742      180,655
Income dividends reinvested                  939,656     1,824,361         13,787        24,260          2,453        4,729
Shares redeemed                           (1,749,961)   (4,835,803)       (35,804)      (67,532)        (3,228)     (12,110)
---------------------------------------------------------------------------------------------------------------------------------------
Net increase in trust shares               3,742,491     1,814,150        115,240        73,022        145,967      173,274
---------------------------------------------------------------------------------------------------------------------------------------

The AAL Bond Fund
                                                   Class A                      Class B                      Class I
                                           Six Months      Year         Six Months      Year          Six Months     Year
                                              Ended        Ended           Ended        Ended            Ended       Ended
                                           10/31/2001    4/30/2001      10/31/2001    4/30/2001       10/31/2001   4/30/2001
                                             Shares       Shares          Shares       Shares           Shares      Shares
=======================================================================================================================================
Shares purchased                           5,991,842     4,788,768        149,675       149,464        714,082      958,773
Income dividends reinvested                  933,345     1,843,370         10,609        18,305         46,642       72,113
Shares redeemed                           (1,875,259)   (5,100,610)       (25,768)      (91,304)    (4,139,453)    (501,466)
---------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in trust shares    5,049,928     1,531,528        134,516        76,465     (3,378,729)     529,420
---------------------------------------------------------------------------------------------------------------------------------------

The AAL Money Market Fund
                                                   Class A                      Class B                      Class I
                                           Six Months      Year         Six Months      Year          Six Months     Year
                                              Ended        Ended           Ended        Ended            Ended       Ended
                                           10/31/2001    4/30/2001      10/31/2001    4/30/2001       10/31/2001   4/30/2001
                                             Shares       Shares          Shares       Shares           Shares      Shares
=======================================================================================================================================
Shares purchased                         234,984,095   477,762,584      1,344,018     3,535,452     53,790,313    123,615,260
Income dividends reinvested                6,752,666    20,720,235         34,862       122,385        204,242        619,147
Shares redeemed                         (225,290,679) (422,680,067)    (1,065,924)   (2,748,217)   (46,357,005)  (111,696,895)
---------------------------------------------------------------------------------------------------------------------------------------
Net increase in trust shares              16,446,082    75,802,752        312,956       909,620      7,637,550     12,537,512
---------------------------------------------------------------------------------------------------------------------------------------

A NOTE ON FORWARD-LOOKING STATEMENTS--UNAUDITED

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

Glossary of Investment Terms

* Non income-producing security - A non income-producing security is a security which has not paid a dividend or interest payment in the past calendar year.

/2/ 144A security – A 144A security is a security that has not been fully registered with the SEC. Because it is not fully registered it is considered a restricted security. Once the security is registered, it loses its 144A classification and is no longer restricted. 144A securities are for institutional or accredited investors, such as mutual funds.

/3/ When-issued security – A when-issued security is a securities issue that has been authorized and is sold to investors before the certificates are ready for delivery.

/4/ Pledged as security for when-issued securities – A pledged security is a security that is pledged as collateral for a when-issued security. A pledged security is no longer collateral once the when-issued security purchased is settled.

/5/ Security in default – A security in default is a security that has missed its last interest payment.

/6/ 4(2) Commercial paper – 4(2) commercial paper is a security that has not been fully registered with the SEC. Because it is not fully registered it is considered a restricted security. Once the security is registered, it loses its 4(2) classification and is no longer restricted. 4(2) commercial paper are for institutional or accredited investors, such as mutual funds.

/7/ Step-coupon bond – A Step-coupon bond is a debt instrument that pays a fixed rate for an initial period, then increases to a higher rate after a period of time. The rate shown is the current rate.

/8/ Illiquid security - A security that is not traded actively. The security is valued by management.

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION

The AAL High Yield Bond Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for the fiscal
year ended April 30.                                    10/31/2001     2001         2000       1999       1998        1997(c)
=======================================================================================================================================
CLASS A SHARES
Net asset value: Beginning of Period                       $6.76       $7.44        $8.92     $10.31       $9.88      $10.00

Income from Investment Operations
Net investment income                                       0.28       0.63         0.87       0.91        0.92         0.27
Net realized and unrealized gain (loss) on investments    (0.48)      (0.68)       (1.48)     (1.33)       0.53       (0.12)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (0.20)      (0.05)       (0.61)     (0.42)       1.45        0.15
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.28)      (0.63)       (0.87)     (0.91)      (0.92)      (0.27)
Net realized capital gains                                  -           -            -        (0.06)      (0.10)          -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.28)      (0.63)       (0.87)     (0.97)      (1.02)      (0.27)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                (0.48)      (0.68)       (1.48)     (1.39)       0.43       (0.12)
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                             $6.28      $6.76        $7.44      $8.92      $10.31       $9.88
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                         (2.95)%     (0.81)%      (7.00)%    (3.96)%      15.12%       1.51%
Net assets, end of period (in millions)                   $114.9      $121.0       $134.3     $131.9      $100.8       $44.7
Ratio of expenses to average net assets (a)                1.00%       1.00%        0.96%      1.00%       0.99%       1.00%
Ratio of net investment income (loss) to average
                net assets (a)                             8.39%       9.06%       10.54%      9.81%       8.94%       9.11%
Portfolio turnover rate                                   41.08%     106.01%       53.59%     54.67%     112.37%      36.90%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                1.08%       1.08%        1.12%      1.16%       1.18%       1.28%
Ratio of net investment income (loss) to average
                net assets (a)                             8.31%       8.98%       10.38%      9.64%       8.75%       8.83%

=======================================================================================================================================
                                                        10/31/2001     2001         2000       1999       1998        1997(c)
CLASS B SHARES
Net asset value: Beginning of Period                       $6.76       $7.44        $8.92     $10.31       $9.88      $10.00

Income from Investment Operations
Net investment income                                       0.26       0.58         0.81       0.84        0.84        0.25
Net realized and unrealized gain (loss) on investments    (0.48)      (0.68)       (1.48)     (1.33)       0.53       (0.12)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (0.22)      (0.10)       (0.67)     (0.49)       1.37        0.13
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.26)      (0.58)       (0.81)     (0.84)      (0.84)      (0.25)
Net realized capital gains                                    -           -             -     (0.06)      (0.10)          -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.26)      (0.58)       (0.81)     (0.90)      (0.94)      (0.25)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                (0.48)      (0.68)       (1.48)     (1.39)       0.43       (0.12)
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                             $6.28      $6.76        $7.44      $8.92      $10.31       $9.88
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                         (3.31)%     (1.53)%      (7.65)%    (4.62)%      14.27%       1.31%
Net assets, end of period (in millions)                     $9.3        $9.7        $11.6      $12.4        $9.7        $2.7
Ratio of expenses to average net assets (a)                1.69%       1.73%        1.62%      1.71%       1.74%       1.75%
Ratio of net investment income (loss) to average
                net assets (a)                             7.70%       8.33%        9.88%      9.09%       8.22%       8.66%
Portfolio turnover rate                                   41.08%     106.01%       53.59%     54.67%     112.37%      36.90%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                1.76%       1.99%        1.97%      1.98%       2.05%       2.00%
Ratio of net investment income (loss) to average
                net assets (a)                             7.63%       8.08%        9.53%      8.82%       7.90%       8.41%

=======================================================================================================================================
                                                        10/31/2001     2001         2000       1999        1998(d)
CLASS I SHARES
Net asset value:Beginning of Period                        $6.76       $7.43        $8.91     $10.31       $10.29

Income from Investment Operations
Net investment income                                       0.29       0.65         0.89       0.93        0.31
Net realized and unrealized gain (loss) on investments    (0.48)      (0.67)       (1.48)     (1.34)       0.02
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (0.19)      (0.02)       (0.59)     (0.41)       0.33
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.29)      (0.65)       (0.89)     (0.93)      (0.31)
Net realized capital gains                                    -           -            -      (0.06)          -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.29)      (0.65)       (0.89)     (0.99)      (0.31)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                (0.48)      (0.67)       (1.48)     (1.40)       0.02
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                             $6.28      $6.76        $7.43      $8.91      $10.31
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                         (2.79)%     (0.34)%      (6.67)%    (3.85)%       3.28%
Net assets, end of period (in millions)                     $2.5        $2.2         $2.0       $2.2        $0.2
Ratio of expenses to average net assets (a)                0.68%       0.67%        0.53%      0.76%       0.75%
Ratio of net investment income (loss) to average
                net assets (a)                             8.71%       9.34%       11.00%     10.34%       9.53%
Portfolio turnover rate                                   41.08%     106.01%       53.59%     54.67%     112.37%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.76%       0.67%        0.62%      0.76%       0.75%
Ratio of net investment income (loss) to average
                net assets (a)                             8.63%       9.34%       10.92%     10.34%       9.53%

 (a) Calculated on an annualized basis.
 (b) Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May 1), and assume the reinvestment of all distributions. Periods of less than one year are not annualized.
 (c) Since inception, January 8, 1997.
 (d) Since inception, December 29, 1997.

The preceding notes to the financial statements are an integral part of this schedule.

The AAL Municipal Bond Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for the fiscal
year ended April 30.                                    10/31/2001     2001         2000       1999        1998         1997
=======================================================================================================================================
CLASS A SHARES
Net asset value: Beginning of Period                      $10.96      $10.45       $11.47     $11.40     $10.92       $10.91

Income from Investment Operations
Net investment income                                       0.27        0.55       0.53        0.52        0.52         0.52
Net realized and unrealized gain (loss) on investments      0.47        0.51      (1.01)       0.25        0.61         0.19
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.74        1.06      (0.48)       0.77        1.13         0.71
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.27)       (0.55)     (0.53)      (0.52)      (0.52)       (0.52)
Net realized capital gains                                    -            -      (0.01)      (0.18)      (0.13)       (0.18)
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.27)       (0.55)     (0.54)      (0.70)      (0.65)       (0.70)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                  0.47        0.51      (1.02)       0.07        0.48         0.01
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                            $11.43      $10.96     $10.45      $11.47      $11.40       $10.92
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           6.85%       10.34%    (4.09)%       6.80%      10.50%        6.64%
Net assets, end of period (in millions)                   $568.2       $503.7     $461.3      $523.1      $467.1       $421.7
Ratio of expenses to average net assets (a)                0.70%        0.73%      0.78%       0.81%       0.85%        0.89%
Ratio of net investment income (loss) to average
                net assets (a)                             4.84%        5.06%      4.98%       4.47%       4.55%        4.69%
Portfolio turnover rate                                   32.28%      110.48%    210.32%      94.56%     139.18%      119.79%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.80%        0.81%      0.84%       0.81%       0.85%        0.89%
Ratio of net investment income (loss) to average
                net assets (a)                             4.75%        4.98%      4.93%       4.47%       4.55%        4.69%

=======================================================================================================================================

                                                        10/31/2001     2001         2000       1999       1998        1997(c)
CLASS B SHARES
Net asset value: Beginning of Period                      $10.95       $10.44     $11.47      $11.40      $10.92       $11.02

Income from Investment Operations
Net investment income                                       0.23        0.46       0.44        0.42        0.42         0.14
Net realized and unrealized gain (loss) on investments      0.47        0.51      (1.02)       0.25        0.61        (0.10)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.70        0.97      (0.58)       0.67        1.03         0.04
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.23)       (0.46)     (0.44)      (0.42)      (0.42)       (0.14)
Net realized capital gains                                    -            -      (0.01)      (0.18)      (0.13)           -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.23)       (0.46)     (0.45)      (0.60)      (0.55)       (0.14)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                  0.47        0.51      (1.03)       0.07        0.48        (0.10)
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                            $11.42      $10.95     $10.44      $11.47      $11.40       $10.92
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           6.40%        9.39%    (4.99)%       5.93%       9.58%        0.34%
Net assets, end of period (in millions)                    $10.2         $8.5       $7.3        $7.5        $3.6         $0.8
Ratio of expenses to average net assets (a)                1.57%        1.61%      1.59%       1.64%       1.74%        1.69%
Ratio of net investment income (loss) to average
                net assets (a)                             3.98%        4.18%      4.19%       3.65%       3.67%        4.09%
Portfolio turnover rate                                   32.28%      110.48%    210.32%      94.56%     139.18%      119.79%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                1.66%        1.69%      1.64%       1.64%       1.74%        1.69%
Ratio of net investment income (loss) to average
                net assets (a)                             3.88%        4.10%      4.14%       3.65%       3.67%        4.09%

                                                        10/31/2001     2001         2000       1999        1998(d)
=======================================================================================================================================
CLASS I SHARES
Net asset value: Beginning of Period                      $10.95       $10.45     $11.47      $11.40      $11.59

Income from Investment Operations
Net investment income                                       0.29        0.58       0.57        0.55        0.18
Net realized and unrealized gain (loss) on investments      0.47        0.50      (1.01)       0.25       (0.19)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.76        1.08      (0.44)       0.80       (0.01)
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.29)       (0.58)     (0.57)      (0.55)      (0.18)
Net realized capital gains                                    -            -      (0.01)      (0.18)        -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.29)       (0.58)     (0.58)      (0.73)      (0.18)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                  0.47        0.50      (1.02)       0.07       (0.19)
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                            $11.42      $10.95     $10.45      $11.47      $11.40
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           7.02%       10.56%    (3.78)%       7.09%     (0.09)%
Net assets, end of period (in millions)                     $4.2         $2.5       $0.5        $0.6        $0.0
Ratio of expenses to average net assets (a)                0.40%        0.42%      0.47%       0.51%       0.60%
Ratio of net investment income (loss) to average
                net assets (a)                             5.14%        5.37%      5.32%       4.78%       4.79%
Portfolio turnover rate                                   32.28%      110.48%    210.32%      94.56%     139.18%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.50%        0.50%      0.52%       0.51%       0.60%
Ratio of net investment income (loss) to average
                net assets (a)                             5.04%        5.29%      5.27%       4.78%       4.79%

  (a)  Calculated on an annualized basis.
  (b) Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May 1), and assume the reinvestment of all distributions. Periods of less than one year are not annualized.
  (c) Since inception, January 8, 1997.
  (d) Since inception, December 29, 1997.

The preceding notes to the financial statements are an integral part of this schedule.

The AAL Bond Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for the fiscal
year ended April 30.                                    10/31/2001     2001         2000       1999       1998         1997
=======================================================================================================================================
CLASS A SHARES
Net asset value: Beginning of Period                       $9.80       $9.32       $9.92       $9.99      $9.63        $9.62

Income from Investment Operations
Net investment income                                       0.28       0.61        0.58        0.53       0.57         0.60
Net realized and unrealized gain (loss) on investments      0.45       0.48       (0.60)      (0.07)      0.36         0.01
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.73       1.09       (0.02)       0.46       0.93         0.61
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.29)      (0.61)      (0.58)      (0.53)     (0.57)       (0.60)
Total Distributions                                       (0.29)      (0.61)      (0.58)      (0.53)     (0.57)       (0.60)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                  0.44       0.48       (0.60)      (0.07)      0.36         0.01
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                            $10.24      $9.80       $9.32       $9.92      $9.99        $9.63
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           7.55%      12.08%     (0.11)%       4.61%      9.86%        6.43%
Net assets, end of period (in millions)                   $421.1      $353.5      $321.7      $367.2     $353.4       $389.3
Ratio of expenses to average net assets (a)                0.73%       0.81%       0.83%       0.93%      0.95%        0.98%
Ratio of net investment income (loss) to average
                net assets (a)                             5.58%       6.38%       6.12%       5.23%      5.77%        6.10%
Portfolio turnover rate                                  118.41%     171.76%     163.31%     572.56%    483.76%      212.49%
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.87%       0.91%       0.91%       0.93%      0.95%        0.98%
Ratio of net investment income (loss) to average
                net assets (a)                             5.44%       6.27%       6.04%       5.23%      5.77%        6.10%

=======================================================================================================================================
                                                        10/31/2001     2001         2000       1999       1998        1997(c)
CLASS B SHARES
Net asset value: Beginning of Period                       $9.80       $9.32       $9.92       $9.99      $9.64        $9.71

Income from Investment Operations
Net investment income                                       0.23       0.52        0.49        0.43       0.48         0.18
Net realized and unrealized gain (loss) on investments      0.46       0.48       (0.60)      (0.07)      0.35        (0.07)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.69       1.00       (0.11)       0.36       0.83         0.11
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.24)      (0.52)      (0.49)      (0.43)     (0.48)       (0.18)
Total Distributions                                       (0.24)      (0.52)      (0.49)      (0.43)     (0.48)       (0.18)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                  0.45       0.48       (0.60)      (0.07)      0.35        (0.07)
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                            $10.25      $9.80       $9.32       $9.92      $9.99        $9.64
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           7.16%      11.04%     (1.09)%       3.60%      8.75%        0.96%
Net assets, end of period (in millions)                     $6.1        $4.6        $3.6        $3.1       $1.4         $0.4
Ratio of expenses to average net assets (a)                1.58%       1.73%       1.80%       1.90%      1.92%        1.86%
Ratio of net investment income (loss) to average
                net assets (a)                             4.73%       5.45%       5.17%       4.28%      4.74%        5.51%
Portfolio turnover rate                                  118.41%     171.76%     163.31%     572.56%    483.76%      212.49%
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If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                1.72%       1.83%       1.88%       1.90%      1.92%        1.86%
Ratio of net investment income (loss) to average
                net assets (a)                             4.59%       5.35%       5.09%       4.28%      4.74%        5.51%

=======================================================================================================================================
                                                        10/31/2001     2001         2000       1999       1998(d)
CLASS I SHARES
Net asset value: Beginning of Period                       $9.80       $9.32       $9.92       $9.99     $10.06

Income from Investment Operations
Net investment income                                       0.30       0.66        0.62        0.57       0.20
Net realized and unrealized gain (loss) on investments      0.45       0.48       (0.60)      (0.07)     (0.07)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.75       1.14        0.02        0.50       0.13
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.31)      (0.66)      (0.62)      (0.57)     (0.20)
Total Distributions                                       (0.31)      (0.66)      (0.62)      (0.57)     (0.20)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                  0.44       0.48       (0.60)      (0.07)     (0.07)
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                            $10.24      $9.80       $9.32       $9.92      $9.99
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           7.75%      12.55%       0.30%       5.02%      1.24%
Net assets, end of period (in millions)                    $23.5       $55.6       $47.9       $44.7      $29.3
Ratio of expenses to average net assets (a)                0.34%       0.39%       0.43%       0.54%      0.56%
Ratio of net investment income (loss) to average
                net assets (a)                             6.00%       6.79%       6.55%       5.63%      6.29%
Portfolio turnover rate                                  118.41%     171.76%     163.31%     572.56%    483.76%
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If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.48%       0.49%       0.50%       0.54%      0.56%
Ratio of net investment income (loss) to average
                net assets (a)                             5.86%       6.69%       6.47%       5.63%      6.29%

  (a)Calculated on an annualized basis.
  (b)Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May 1), and assume the reinvestment of all distributions. Periods of less than one year are not annualized.
  (c)Since inception, January 8, 1997.
  (d)Since inception, December 29, 1997.

The preceding notes to the financial statements are an integral part of this schedule.

The AAL Money Market Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for the fiscal
year ended April 30.                                    10/31/2001     2001         2000       1999       1998         1997
=======================================================================================================================================
CLASS A SHARES
Net asset value: Beginning of Period                       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00

Income from Investment Operations
Net investment income                                       0.02       0.05        0.05        0.05        0.05        0.05
Total from Investment Operations                            0.02       0.05        0.05        0.05        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.02)      (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
Total Distributions                                       (0.02)      (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                    -           -           -           -           -           -
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                             $1.00      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           1.62%       5.70%       4.99%       4.68%       5.12%       5.21%
Net assets, end of period (in millions)                   $440.3      $423.9      $348.0      $288.1      $240.7      $189.6
Ratio of expenses to average net assets (a)                0.68%       0.76%       0.66%       0.79%       0.68%       0.55%
Ratio of net investment income (loss) to average
                net assets (a)                             3.20%       5.51%       4.90%       4.54%       4.98%       4.91%
Portfolio turnover rate                                      N/A         N/A         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.85%       0.99%       1.02%       1.12%       1.04%       1.10%
Ratio of net investment income (loss) to average
                net assets (a)                             3.02%       5.28%       4.54%       4.22%       4.62%       4.36%

=======================================================================================================================================
                                                        10/31/2001     2001         2000       1999       1998        1997(c)
CLASS B SHARES
Net asset value: Beginning of Period                       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00

Income from Investment Operations
Net investment income                                       0.01       0.04        0.04        0.04        0.04        0.01
Total from Investment Operations                            0.01       0.04        0.04        0.04        0.04        0.01
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.01)      (0.04)      (0.04)      (0.04)      (0.04)      (0.01)
Total Distributions                                       (0.01)      (0.04)      (0.04)      (0.04)      (0.04)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                    -           -           -           -           -           -
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                             $1.00      $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           1.08%       4.67%       3.94%       3.67%       4.26%       1.32%
Net assets, end of period (in millions)                     $3.6        $3.3        $2.4        $1.6        $1.2        $0.6
Ratio of expenses to average net assets (a)                1.64%       1.81%       1.65%       2.79%       1.65%       1.78%
Ratio of net investment income (loss) to average
                net assets (a)                             2.22%       4.45%       3.95%       2.54%       4.02%       3.81%
Portfolio turnover rate                                      N/A         N/A         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                1.82%       2.04%       2.00%       3.11%       2.01%       3.54%
Ratio of net investment income (loss) to average
                net assets (a)                             2.05%       4.22%       3.59%       2.22%       3.67%       2.05%

                                                        10/31/2001     2001         2000       1999        1998(d)
=======================================================================================================================================
CLASS I SHARES
Net asset value: Beginning of Period                       $1.00       $1.00       $1.00       $1.00       $1.00

Income from Investment Operations
Net investment income                                       0.02       0.06        0.05        0.05        0.02
Total from Investment Operations                            0.02       0.06        0.05        0.05        0.02
---------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                     (0.02)      (0.06)      (0.05)      (0.05)      (0.02)
Total Distributions                                       (0.02)      (0.06)      (0.05)      (0.05)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                    -           -           -           -            -
---------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                             $1.00      $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                           1.72%       6.07%       5.36%       4.99%       1.67%
Net assets, end of period (in millions)                    $33.0       $25.3       $12.8       $17.9        $0.2
Ratio of expenses to average net assets (a)                0.47%       0.43%       0.31%       0.49%       0.67%
Ratio of net investment income (loss) to average
                net assets (a)                             3.37%       5.86%       5.18%       4.76%       5.11%
Portfolio turnover rate                                      N/A         N/A         N/A         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                0.64%       0.56%       0.57%       0.72%       1.43%
Ratio of net investment income (loss) to average
                net assets (a)                             3.20%       5.73%       4.92%       4.53%       4.36%

 (a)Calculated on an annualized basis.
 (b)Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May 1), and assume the reinvestment of all distributions. Periods of less than one year are not annualized.
 (c)Since inception, January 8, 1997.
 (d)Since inception, December 29, 1997.

 The preceding notes to the financial statements are an integral part of this schedule.

Board Of Trustees

John O. Gilbert-Chairman of the Board
F. Gregory Campbell
Woodrow E. Eno
Richard L. Gady
Edward W. Smeds
Lawrence M. Woods

Officers

Robert G. Same-President
James H. Abitz-Vice-President
Woodrow E. Eno-Vice-President
Charles D. Gariboldi-Treasurer

Investment Adviser & Distributor

AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007

Sub-Adviser
The AAL High Yield Bond Fund

Pacific Investment Management Company
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

Custodian

Citibank, N.A.
111 Wall Street
New York, NY 10043

Transfer Agent & Disbursing Agent

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581

Legal Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

Independent Accountant

PricewaterhouseCoopers LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI 53202

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, which contains more complete information about the Funds, including investment policies, charges and expenses.

[AAL CAPITAL MANAGEMENT CORPORATION LOGO]
A Subsidiary of Aid Association for Lutherans
222 W. College Ave., Appleton, WI 54919-0007
www.aal.org o e-mail: aalcmc@aal.org o (800) 553-6319
Member NASD

C-50032FSA 12-01